UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2015 to July 31, 2015

Item 1:                                                        Schedule of Investments

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

July 31, 2015 (unaudited)

	Number of Shares	Value
LONG POSITIONS (80.5%)
COMMON STOCKS (21.0%)
BELGIUM (0.7%)
Food & Staples Retailing (0.7%)
Delhaize Group	1,038	$94,545

BERMUDA (0.2%)
Insurance (0.2%)
Montpelier Re Holdings, Ltd.	589	25,121

FRANCE (0.6%)
Communications Equipment (0.3%)
Alcatel-Lucent [1]	11,947	45,353

Media (0.3%)
Societe d’Edition de Canal	4,838	42,655
		88,008
IRELAND (0.0%)
Airlines (0.0%)
Aer Lingus Group PLC	1,966	5,430

ITALY (0.4%)
Auto Components (0.2%)
Pirelli & C. SpA	2,318	38,556

Healthcare Equipment & Supplies (0.2%)
Sorin SpA [1]	9,169	26,671
		65,227
NETHERLANDS (0.7%)
Air Freight & Logistics (0.2%)
TNT Express N.V.	3,767	31,716

Chemicals (0.2%)
Koninklijke Ten Cate N.V.	1,191	32,309

Healthcare Equipment & Supplies (0.3%)
Tornier N.V. [1]	1,812	45,101
		109,126
SINGAPORE (0.1%)
Semiconductor Equipment & Products (0.1%)
REC Solar ASA [1]	766	10,036

SWITZERLAND (0.6%)
Chemicals (0.2%)
Clariant AG, Reg S [1,2]	1,620	32,491

Construction Materials (0.4%)
LafargeHolcim, Ltd., Reg S [1,2]	700	48,770
		81,261
UNITED KINGDOM (1.3%)
Communications Equipment (0.1%)
Pace PLC	1,675	9,485

Healthcare Providers & Services (0.3%)
Synergy Health PLC	1,904	51,699

Oil, Gas & Consumable Fuels (0.5%)
BG Group PLC	4,069	69,182

Semiconductor Equipment & Products (0.4%)
CSR PLC	4,378	61,350
		191,716
UNITED STATES (16.4%)
Auto Components (0.2%)
Remy International, Inc.	1,128	33,389

Banks (1.0%)
City National Corp.	640	57,542
Square 1 Financial, Inc., Class A [1]	963	25,972

	Number of Shares	Value
LONG POSITIONS
COMMON STOCKS
UNITED STATES
Banks
Susquehanna Bancshares, Inc.	4,578	$65,008
		148,522
Biotechnology (0.5%)
Receptos, Inc. [1]	301	68,586

Capital Markets (0.4%)
GFI Group, Inc. [1]	10,101	59,192

Chemicals (1.0%)
OM Group, Inc.	660	22,361
Sigma-Aldrich Corp.	910	127,045
		149,406
Electric Utilities (1.5%)
Cleco Corp.	1,341	72,991
Pepco Holdings, Inc.	5,166	137,829
		210,820
Electrical Equipment (0.4%)
GrafTech International, Ltd. [1]	3,461	17,409
Polypore International, Inc. [1]	614	36,914
		54,323
Energy Equipment & Services (0.4%)
Baker Hughes, Inc.	1,030	59,894

Healthcare Equipment & Supplies (0.4%)
Thoratec Corp. [1]	868	54,936

Healthcare Providers & Services (2.5%)
Cigna Corp.	846	121,874
Health Net, Inc. [1]	1,079	72,142
Humana, Inc.	654	119,087
Omnicare, Inc.	554	53,655
		366,758
Household Durables (0.3%)
The Ryland Group, Inc.	1,084	49,289

Insurance (1.6%)
HCC Insurance Holdings, Inc.	908	70,061
StanCorp Financial Group, Inc.	371	42,301
The Chubb Corp.	990	123,087
		235,449
Internet & Catalog Retail (0.2%)
Orbitz Worldwide, Inc. [1]	2,574	29,035

Internet Software & Services (0.6%)
Dealertrack Technologies, Inc. [1]	802	49,780
Xoom Corp. [1]	1,608	39,959
		89,739
Machinery (0.4%)
Pall Corp.	483	61,075

Pharmaceuticals (0.6%)
Hospira, Inc. [1]	897	80,237

Real Estate Investment Trusts (1.1%)
Associated Estates Realty Corp.	740	21,275
Excel Trust, Inc.	1,193	18,897
Gramercy Property Trust, Inc.	2,056	50,290
Home Properties, Inc.	921	67,878
		158,340

	Number of Shares	Value
LONG POSITIONS
COMMON STOCKS
UNITED STATES
Semiconductor Equipment & Products (1.4%)
Altera Corp.	1,038	$51,547
Freescale Semiconductor, Ltd. [1]	1,473	58,729
Integrated Silicon Solution, Inc.	893	19,583
OmniVision Technologies, Inc. [1]	3,003	73,333
		203,192
Software (0.2%)
Informatica Corp. [1]	711	34,498

Specialty Retail (0.6%)
ANN, Inc. [1]	642	29,371
Office Depot, Inc. [1]	6,478	51,824
		81,195
Thrifts & Mortgage Finance (1.1%)
Hudson City Bancorp, Inc.	15,948	164,424
		2,392,299
TOTAL COMMON STOCKS (Cost $3,076,213)		3,062,769

EXCHANGE TRADED FUNDS (51.0%)
UNITED STATES (51.0%)
Diversified Financial Services (51.0%)
iShares iBoxx $ High Yield Corporate Bond ETF	53,630	4,717,831
SPDR S&P 500 ETF Trust	5,911	1,244,266
Vanguard FTSE Developed Markets ETF	37,117	1,493,217

TOTAL EXCHANGE TRADED FUNDS (Cost $7,595,905)		7,455,314

INVESTMENT COMPANY (8.5%)
UNITED STATES (8.5%)
Credit Suisse Managed Futures Strategy Fund, I Shares (Cost $1,060,117)[3]	104,355	1,245,997

Number of Rights
RIGHT (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Trius Therapeutics, Inc. (Cost $0)[1,4]	400	52

Par (000)
SHORT-TERM INVESTMENT (11.6%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 08/03/2015 (Cost $1,696,859)	$1,697	1,696,859

Value
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (92.1%) (Cost $13,429,094)	$13,460,991

TOTAL SECURITIES SOLD SHORT (-10.7%) (Proceeds $1,588,735)	(1,567,786)

OTHER ASSETS IN EXCESS OF LIABILITIES (18.6%)	2,723,608

NET ASSETS (100.0%)	$14,616,813

	Number of Shares
SHORT POSITIONS (-10.7%)
COMMON STOCKS (-7.8%)
BERMUDA (-0.1%)
Insurance (-0.1%)
Endurance Specialty Holdings, Ltd.	(278)	(19,318)

CANADA (-0.2%)
Banks (-0.2%)
Royal Bank of Canada	(479)	(28,079)

FINLAND (-0.3%)
Computers & Peripherals (-0.3%)
Nokia Oyj	(6,571)	(46,811)

NETHERLAND (-1.0%)
Food & Staples Retailing (-0.7%)
Koninklijke Ahold N.V.	(4,931)	(98,725)

Semiconductor Equipment & Products (-0.3%)
NXP Semiconductors N.V. [1]	(519)	(50,338)
		(149,063)
SWITZERLAND (-0.8%)
Construction Materials (-0.3%)
LafargeHolcim, Ltd., Reg S [1,2]	(702)	(49,108)

Insurance (-0.5%)
ACE, Ltd.	(596)	(64,827)
		(113,935)
UNITED KINGDOM (-0.4%)
Oil, Gas & Consumable Fuels (-0.4%)
Royal Dutch Shell PLC, A Shares	(1,818)	(52,072)

UNITED STATES (-5.0%)
Banks (-1.7%)
BB&T Corp.	(1,158)	(46,633)
M&T Bank Corp.	(1,340)	(175,741)
PacWest Bancorp	(577)	(26,709)
		(249,083)
Communications Equipment (-0.1%)
ARRIS Group, Inc. [1]	(244)	(7,544)

Energy Equipment & Services (-0.3%)
Halliburton Co.	(1,153)	(48,184)

Healthcare Equipment & Supplies (-0.9%)
Cyberonics, Inc. [1]	(433)	(26,586)
STERIS Corp.	(820)	(56,686)

	Number of Shares	Value
SHORT POSITIONS
COMMON STOCKS
UNITED STATES
Healthcare Equipment & Supplies
Wright Medical Group, Inc. [1]	(1,758)	$(45,427)
		(128,699)
Healthcare Providers & Services (-1.2%)
Aetna, Inc.	(547)	(61,795)
Anthem, Inc.	(436)	(67,262)
Centene Corp. [1]	(671)	(47,057)
		(176,114)
Household Durables (-0.3%)
Standard Pacific Corp. [1]	(5,522)	(49,643)

Metals & Mining (0.0%)
Alcoa, Inc.	(1)	(10)

Oil, Gas & Consumable Fuels (0.0%)
Noble Energy, Inc.	(1)	(35)

Real Estate Investment Trusts (-0.3%)
Chambers Street Properties	(6,560)	(48,675)

Specialty Retail (-0.2%)
Ascena Retail Group, Inc. [1]	(436)	(5,459)
Staples, Inc.	(1,417)	(20,844)
		(26,303)
		(734,290)
TOTAL COMMON STOCKS (Proceeds $1,163,937)		(1,143,568)

EXCHANGE TRADED FUNDS (-2.9%)
UNITED STATES (-2.9%)
Diversified Financial Services (-2.9%)
Consumer Discretionary Select Sector SPDR Fund	(4,080)	(327,298)
iShares MSCI Emerging Markets ETF	(2,611)	(96,920)
		(424,218)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $424,798)		(424,218)

TOTAL SHORT POSITIONS (Proceeds $1,588,735)		$(1,567,786)

1                                           Non-income producing security.

2                                           REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

3                                           Affiliated issuer.

4                                           Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
AUD	165,402	USD	122,530	08/20/15	Societe Generale	$122,530	$121,363	$(1,167)
GBP	34,663	USD	54,025	08/20/15	Societe Generale	54,025	54,086	61
NOK	344,437	USD	42,284	08/20/15	Societe Generale	42,284	42,357	73
NZD	634,819	USD	413,826	08/20/15	Societe Generale	413,826	421,150	7,324
USD	76,762	CAD	99,295	08/19/15	Societe Generale	(76,762)	(76,317)	445
USD	106,897	CHF	102,048	08/20/15	Societe Generale	(106,897)	(106,232)	665
USD	123,079	SEK	1,050,233	08/20/15	Societe Generale	(123,079)	(122,503)	576
USD	293,205	JPY	36,332,791	08/20/15	Societe Generale	(293,205)	(293,296)	(91)
USD	64,464	EUR	59,097	08/20/15	Societe Generale	(64,464)	(65,306)	(842)
USD	933,649	EUR	855,915	08/20/15	Societe Generale	(933,649)	(945,849)	(12,200)
								$(5,156)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$312,000	12/21/15	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	$(4,131)
USD	$155,000	12/21/15	Goldman Sachs	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(1,526)
USD	$1,025,703	06/16/16	Goldman Sachs	Fee Plus LIBOR	MSCI Daily TR Emerging Markets Index	51,014
USD	$95,750	02/18/16	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	(1,614)
USD	$256,097	07/18/16	Goldman Sachs	Goldman Sachs Credit Suisse Custom Long Basket Index	Fee Plus LIBOR	(1,168)
USD	$229,416	07/18/16	Goldman Sachs	Fee Plus LIBOR	Goldman Sachs Credit Suisse Custom Short Basket Index	11,656
USD	$310,000	09/21/15	JPMorgan Chase	iBoxx $Liquid High Yield Index	Fee Plus LIBOR	(596)
USD	$359,087	11/18/15	Societe Generale	Russell 2000 Total Return Index	Fee Plus LIBOR	(6,077)
						$47,558

Option Contracts

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
4	S&P 500 Index, Strike @ $2,120	08/21/15	$10,708	$(11,500)	$(792)

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”)  established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•             Level 1—quoted prices in active markets for identical investments

•          Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$2,462,521	$600,248	$—	$3,062,769
Exchange Traded Funds	7,455,314	—	—	7,455,314
Investment Companies	1,245,997	—	—	1,245,997
Right	—	—	52	52
Short-term Investment	—	1,696,859	—	1,696,859
Securities Sold Short
Common Stocks	(896,852)	(246,716)	—	(1,143,568)
Exchange Traded Funds	(424,218)	—	—	(424,218)
	$9,842,762	$2,050,391	$52	$11,893,205
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$9,144	$—	$9,144
Swap Contracts	—	62,670	—	62,670

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$14,300	$—	$14,300
Swap Contracts	—	15,112	—	15,112
Written Options	11,500	—	—	11,500

*              Other financial instruments include unrealized appreciation (depreciation) on forwards, swaps, and written options, at value.

As of July 31, 2015, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Affiliated Issuers — The Fund may invest in Underlying Credit Suisse Funds. The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. The Fund invested 8.5% of the Fund’s net assets. Investments in affiliated funds are valued at the affiliated fund’s net asset value per share (“NAV”) as of the report date. A summary of the Fund’s transactions with an affiliated Underlying Credit Suisse Fund during the reporting period ended July 31, 2015 is as follows:

Issuer	Value of Affiliate at 10/31/2014	Purchases	Sales	Gain (loss)	Dividend income	Net realized gain distribution	Value of Affiliate at 7/31/2015
Credit Suisse Managed Futures Strategy Fund	$950,381	$407,667	$211,600	$113	$3,775	$64,792	$1,245,997

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (83.4%)
Advertising (0.7%)
$2,297	MH Sub I LLC[1]	(B, B1)	07/08/21	4.750	$2,304,863
3,670	MH Sub I LLC[1]	(CCC+, Caa1)	07/08/22	8.500	3,633,300
7,830	WMG Acquisition Corp.[1]	(B+, B1)	07/01/20	3.750	7,772,603
					13,710,766
Aerospace & Defense (0.9%)
11,966	LM U.S. Corp. Acquisition, Inc.[1]	(B-, B2)	10/25/19	4.750	11,944,924
1,400	LM U.S. Corp. Acquisition, Inc.[1]	(CCC, Caa2)	01/25/21	8.250	1,396,500
2,992	Sequa Corp.[1]	(CCC+, B3)	06/19/17	5.250	2,640,729
					15,982,153
Air Transportation (0.5%)
10,026	United Airlines, Inc.[1]	(BB+, Ba1)	04/01/19	3.250	10,039,719

Auto Parts & Equipment (1.7%)
2,000	ABRA, Inc.[1]	(CCC+, Caa1)	09/19/22	8.250	2,005,000
8,109	Affinia Group Intermediate Holdings, Inc.[1]	(B, B2)	04/27/20	4.750	8,128,991
1,790	American Tire Distributors Holdings, Inc.[1]	(B-, B2)	09/01/21	5.250	1,808,210
11,091	CS Intermediate Holdco 2 LLC[1]	(BB-, B1)	04/04/21	4.000	11,118,433
7,522	Gates Global, Inc.[1]	(B+, B2)	07/05/21	4.250	7,494,065
862	UCI International, Inc.[1]	(B-, B1)	07/26/17	5.500	857,916
					31,412,615
Automakers (0.6%)
5,897	Chrysler Group LLC[1]	(BB+, Ba1)	05/24/17	3.500	5,903,892
5,500	TI Group Automotive Systems LLC[1,2]	(BB, Ba3)	06/24/22	4.500	6,052,947
					11,956,839
Banking (0.4%)
7,330	Citco Funding LLC[1]	(NR, B1)	06/29/18	4.250	7,353,034

Building & Construction (0.3%)
4,958	PGT, Inc.[1]	(BB-, B2)	09/22/21	5.250	5,000,903

Building Materials (3.2%)
11,766	ABC Supply Co., Inc.[1]	(BB+, B1)	04/16/20	3.500	11,747,305
10,980	Headwaters, Inc.[1]	(BB-, B1)	03/24/22	4.500	11,062,350
4,531	Interline Brands, Inc.[1]	(B, B3)	03/17/21	4.000	4,541,863
3,850	Jeld-Wen, Inc.[1]	(B, B1)	06/18/22	5.000	3,874,063
4,835	Mannington Mills, Inc.[1]	(BB-, B1)	10/01/21	4.750	4,858,283
12,195	Roofing Supply Group LLC[1]	(B, B3)	05/31/19	5.000	12,229,491
11,524	Wilsonart LLC[1]	(B+, B2)	10/31/19	4.000	11,499,141
					59,812,496
Cable & Satellite TV (1.3%)
2,100	Altice Financing S.A.[1]	(BB-, B1)	02/04/22	5.250	2,125,378
5,497	Cequel Communications LLC[1]	(BB, Ba2)	02/14/19	3.500	5,490,831
13,154	TWCC Holding Corp.[1]	(B+, B1)	02/13/20	5.750	13,038,447
2,500	Virgin Media Investment Holdings Ltd.[1,3]	(BB-, Ba3)	06/30/23	4.250	3,898,813
					24,553,469
Chemicals (8.8%)
3,563	Allnex (Luxembourg) & Cy S.C.A.[1]	(B+, B1)	10/03/19	4.500	3,571,497
1,848	Allnex U.S.A., Inc.[1]	(B+, B1)	10/03/19	4.500	1,853,074
15,810	Ascend Performance Materials LLC[1]	(B, B2)	04/10/18	6.750	13,715,482
10,851	Axalta Coating Systems U.S. Holdings, Inc.[1]	(BB-, Ba3)	02/01/20	3.750	10,855,149
4,389	Chemstralia Pty Ltd.[1]	(BB-, B1)	02/28/22	7.250	4,421,917
13,625	Chromaflo Technologies Corp.[1]	(B-, B2)	12/02/19	4.500	13,488,302
2,500	Chromaflo Technologies Corp.[1]	(CCC+, Caa2)	06/02/20	8.250	2,374,909
2,911	Colouroz Investment 2 LLC[1]	(B-, Caa1)	09/06/22	8.250	2,907,767
9,900	Gemini HDPE LLC[1]	(B+, Ba2)	08/07/21	4.750	9,924,845
12,335	Houghton International, Inc.[1]	(B+, B1)	12/20/19	4.000	12,368,331
2,000	Ineos Group Holdings S.A.[1,2]	(BB-, Ba3)	12/15/20	3.000	2,203,403
12,643	Ineos U.S. Finance LLC[1]	(BB-, Ba3)	05/04/18	3.750	12,651,841

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Chemicals
$334	Ineos U.S. Finance LLC[1]	(BB-, Ba3)	03/31/22	4.250	$335,525
4,770	Minerals Technologies, Inc.[1]	(BB, Ba2)	05/09/21	3.750	4,805,670
8,222	Nexeo Solutions LLC[1]	(B, B3)	09/08/17	5.000	8,142,795
3,930	OXEA Finance & Cy S.C.A.[1,2]	(B+, B2)	01/15/20	4.500	4,267,053
8,352	OXEA Finance LLC[1]	(B+, B2)	01/15/20	4.250	8,179,343
9,918	Polymer Group, Inc.[1]	(B-, B2)	12/19/19	5.250	9,990,386
6,108	Ravago Holdings America, Inc.[1]	(BB-, B2)	12/20/20	5.500	6,159,698
1,250	Solenis International, LP1	(B, B2)	07/31/21	3.250	1,246,287
1,250	Solenis International, LP1	(B-, Caa1)	07/31/22	7.750	1,214,062
2,689	Sonneborn LLC[1]	(B, B1)	12/10/20	4.750	2,701,816
475	Sonneborn Refined Products B.V.[1]	(B, B1)	12/10/20	4.750	476,791
7,159	Tronox Pigments (Netherlands) B.V.[1]	(BBB-, Ba3)	03/19/20	4.250	6,868,683
9,112	U.S. Silica Co.[1]	(BB, Ba3)	07/23/20	4.000	8,861,864
9,471	UTEX Industries, Inc.[1]	(B-, B2)	05/22/21	5.000	8,802,334
1,442	Vantage Specialty Chemicals, Inc.[1]	(B-, B2)	02/10/19	5.000	1,419,966
					163,808,790
Department Stores (0.8%)
5,806	Dollar Tree, Inc.[1]	(BB+, Ba1)	07/06/22	3.500	5,827,522
8,400	Dollar Tree, Inc.[1]	(BB+, Ba1)	07/06/22	4.250	8,421,000
					14,248,522
Discount Stores (0.8%)
6,982	99 Cents Only Stores[1]	(B, B2)	01/11/19	4.500	6,681,125
7,672	Ollie’s Bargain Outlet, Inc.[1]	(B, B2)	09/27/19	4.750	7,662,029
					14,343,154
Diversified Capital Goods (1.1%)
1,229	Douglas Dynamics Holdings, Inc.[1]	(BB-, B1)	12/31/21	5.250	1,234,812
4,000	Horizon Global Corp.[1]	(B, B2)	05/11/22	7.000	3,970,000
10,785	Husky Injection Molding Systems Ltd.[1]	(B, B1)	06/30/21	4.250	10,783,536
4,000	Infiltrator Systems, Inc.[1]	(B+, B1)	05/27/22	5.250	4,026,680
					20,015,028
Electric - Generation (0.4%)
6,800	Calpine Corp.[1]	(BB, Ba3)	05/27/22	3.500	6,797,144

Electric-Distribution/Transportation (0.2%)
3,500	Energy Future Intermediate Holding Co. LLC[1]	(BB, Ba3)	06/19/16	4.250	3,521,875

Electronics (1.1%)
10,623	Avago Technologies Cayman Ltd.[1]	(BBB-, Ba1)	05/06/21	3.750	10,651,867
10,803	Freescale Semiconductor, Inc.[1]	(B, B1)	02/28/20	4.250	10,837,636
					21,489,503
Energy - Exploration & Production (0.3%)
4,000	Chief Exploration & Development LLC[1]	(NR, NR)	05/12/21	7.500	3,703,340
2,400	W&T Offshore, Inc.[1]	(B+, B2)	05/01/20	9.000	2,289,000
					5,992,340
Environmental (0.2%)
2,980	PSC Industrial Holdings Corp.[1]	(B+, B1)	12/05/20	5.750	2,964,189

Food & Drug Retailers (1.0%)
2,993	Albertson’s LLC[1]	(BB-, Ba3)	03/21/19	5.375	3,008,076
741	Albertson’s LLC[1]	(BB-, Ba3)	08/25/19	5.000	743,806
5,486	Albertson’s LLC[1]	(BB-, Ba3)	08/25/21	5.500	5,511,706
6,763	New Albertson’s, Inc.[1]	(B+, Ba3)	06/27/21	4.750	6,790,172
2,250	Smart & Final Stores LLC[1]	(B+, B3)	11/15/19	3.250	2,252,340
					18,306,100
Food - Wholesale (1.0%)
11,568	Allflex Holdings III, Inc.[1]	(B, B2)	07/17/20	4.250	11,589,391
2,350	Allflex Holdings III, Inc.[1]	(B-, B2)	07/19/21	8.000	2,369,105

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Food - Wholesale
$614	Del Monte Foods, Inc.[1]	(B, B2)	02/18/21	4.258	$598,694
1,500	Del Monte Foods, Inc.[1]	(CCC+, Caa1)	08/18/21	8.250	1,367,820
2,147	Dole Food Co., Inc.[1]	(B-, B1)	11/01/18	4.500	2,156,140
					18,081,150
Gaming (0.8%)
5,000	CBAC Borrower LLC[1]	(B-, B3)	07/02/20	8.250	4,643,750
2,992	Las Vegas Sands LLC[1]	(BBB-, Ba2)	12/19/20	3.250	2,990,879
6,800	The Intertain Group Ltd.[1]	(BB, B2)	04/08/22	7.500	6,834,000
					14,468,629
Gas Distribution (0.2%)
3,718	Energy Transfer Equity LP1	(BB, Ba2)	12/02/19	4.000	3,723,056

Health Facilities (2.8%)
11,111	Ardent Medical Services, Inc.[1]	(B+, B1)	07/02/18	7.500	11,143,250
5,000	Community Health Systems, Inc.[1]	(BB, Ba2)	12/31/19	3.750	5,014,700
8,159	Drumm Investors LLC[1]	(B, B2)	05/04/18	6.750	8,265,892
10,817	Heartland Dental LLC[1]	(B, B1)	12/21/18	5.500	10,857,367
9,688	Premier Dental Services, Inc.[1]	(CCC+, Caa1)	11/01/18	6.000	9,009,667
7,481	Surgical Care Affiliates, Inc.[1]	(B+, B1)	03/17/22	4.250	7,499,953
					51,790,829
Health Services (3.6%)
13,852	ABB Concise Optical Group LLC[1]	(B, B2)	02/06/19	4.501	13,828,572
9,311	DPx Holdings B.V.[1]	(B, B1)	03/11/21	4.250	9,293,380
11,696	Emdeon Business Services LLC[1]	(B+, Ba3)	11/02/18	3.750	11,687,634
10,334	Faenza Acquisition GmbH[1]	(B, Ba3)	08/30/20	4.250	10,402,094
348	Kinetic Concepts, Inc.[1]	(BB-, Ba3)	11/04/16	3.000	348,567
985	MSO of Puerto Rico, Inc.[1]	(B-, B2)	12/12/17	9.750	769,925
9,950	Surgery Center Holdings, Inc.[1]	(B, B1)	11/03/20	5.250	10,005,969
3,000	Surgery Center Holdings, Inc.[1]	(CCC+, Caa2)	11/03/21	8.500	3,001,260
7,962	Valitas Health Services, Inc.[1]	(B-, B3)	06/02/17	6.000	7,882,177
					67,219,578
Hotels (1.4%)
12,880	Hilton Worldwide Finance LLC[1]	(BBB-, Ba2)	10/26/20	3.500	12,919,008
12,863	La Quinta Intermediate Holdings LLC[1]	(BB, B1)	04/14/21	4.000	12,904,830
					25,823,838
Insurance Brokerage (0.8%)
5,000	Alliant Holdings I, Inc.[1]	(B, B2)	07/15/22	4.000	5,009,375
5,280	Hub International Ltd.[1]	(B, B1)	10/02/20	3.000	5,263,500
4,600	Hyperion Insurance Group Ltd.[1]	(B, B1)	04/29/22	5.500	4,657,856
					14,930,731
Investments & Misc. Financial Services (2.2%)
7,500	AlixPartners LLP[1]	(B+, B2)	07/15/22	3.500	7,535,925
10,928	Altisource Solutions Sarl[1]	(B+, B3)	12/09/20	4.500	9,889,635
4,230	Hamilton Lane Advisors LLC[1]	(BB+, Ba3)	07/09/22	4.250	4,243,219
1,989	Liquidnet Holdings, Inc.[1]	(B, B3)	05/22/19	7.750	1,929,645
10,344	Ocwen Financial Corp.[1]	(B+, B2)	02/15/18	5.000	10,347,006
6,942	VFH Parent LLC[1]	(NR, Ba3)	11/06/19	5.250	6,985,862
					40,931,292
Machinery (0.8%)
1,500	CPM Holdings, Inc.[1]	(B, Caa1)	04/10/23	10.250	1,507,500
3,000	CPM Holdings, Inc.[1]	(B+, B1)	04/11/22	6.000	3,041,250
10,923	Rexnord LLC[1]	(BB-, B2)	08/21/20	4.000	10,945,661
					15,494,411

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Managed Care (0.5%)
$9,850	Sedgwick Claims Management Services, Inc.[1]	(B, B1)	03/01/21	3.750	$9,773,109

Media - Cable (0.3%)
4,975	Numericable Group S.A.[1,2]	(B+, Ba3)	05/21/20	4.500	5,517,243

Media - Diversified (0.4%)
5,000	All3Media International[1,3]	(B+, B2)	06/30/21	5.250	7,769,069

Media Content (1.6%)
1,750	DLG Acquisitions Ltd.[1,2]	(B-, Caa2)	06/30/22	8.250	1,920,195
2,987	Inter Media Communication Srl[1,2]	(B, NR)	06/05/19	5.500	3,135,133
5,075	Mission Broadcasting, Inc.[1]	(BB, Ba2)	10/01/20	3.750	5,093,995
5,755	Nexstar Broadcasting, Inc.[1]	(BB, Ba2)	10/01/20	3.750	5,776,670
3,500	Sinclair Television Group, Inc.[1]	(BB+, Ba1)	07/30/21	3.500	3,506,580
10,600	Ziggo Financing Partnership[1]	(BB-, Ba3)	01/15/22	3.500	10,557,812
					29,990,385
Metals & Mining - Excluding Steel (2.1%)
806	CeramTec Acquisition Corp.[1]	(B, Ba3)	08/30/20	4.250	811,174
14,825	FMG Resources (August 2006) Pty. Ltd.[1]	(BB+, Ba1)	06/30/19	3.750	12,184,558
2,000	H.C. Starck GmbH[1,2]	(B-, NR)	05/30/16	2.800	2,199,580
14,421	Noranda Aluminum Acquisition Corp.[1]	(B-, B2)	02/28/19	5.750	10,139,693
13,547	Novelis, Inc.[1]	(BB, Ba2)	06/02/22	4.000	13,562,548
					38,897,553
Oil Field Equipment & Services (1.5%)
12,007	BakerCorp International, Inc.[1]	(B, B2)	02/14/20	4.250	11,598,024
6,341	McJunkin Red Man Corp.[1]	(B+, B2)	11/08/19	5.000	6,257,460
10,302	Pacific Drilling S.A.[1]	(B+, B3)	06/03/18	4.500	8,300,702
3,500	Shelf Drilling Holdings Ltd.[1]	(B+, B1)	10/08/18	10.000	2,441,250
					28,597,436
Oil Refining & Marketing (0.8%)
12,294	Philadelphia Energy Solutions LLC[1]	(BB-, B1)	04/04/18	6.250	12,170,959
3,990	Seadrill Partners Finco LLC[1]	(BB-, Ba3)	02/21/21	4.000	2,998,230
					15,169,189
Packaging (2.5%)
4,701	Anchor Glass Container Corp.[1]	(BB-, B3)	07/01/22	4.500	4,723,989
3,250	Ardagh Holdings U.S.A., Inc.[1]	(B+, Ba3)	12/17/19	4.000	3,258,125
15,205	Berry Plastics Holding Corp.[1]	(BB-, Ba3)	02/08/20	3.500	15,198,262
2,875	Berry Plastics Holding Corp.[1]	(BB-, Ba3)	01/06/21	3.750	2,880,220
3,960	BWAY Holding Company, Inc.[1]	(B-, B2)	08/14/20	5.500	3,977,325
5,932	Clondalkin Group Ltd.[1]	(B, B2)	05/31/20	4.750	5,947,161
2,000	Hilex Poly Co. LLC[1]	(CCC+, Caa1)	05/22/22	9.750	2,026,670
3,731	Hilex Poly Co. LLC[1]	(B, B1)	12/05/21	6.000	3,771,678
4,469	Onex Wizard U.S. Acquisition, Inc.[1]	(B+, B1)	03/13/22	4.250	4,486,809
					46,270,239
Personal & Household Products (1.6%)
2,346	Calceus Acquisition, Inc.[1]	(B, B2)	01/31/20	5.000	2,276,923
3,980	Energizer Holdings, Inc.[1]	(BBB-, Baa3)	06/30/22	3.250	4,001,532
10,801	NBTY, Inc.[1]	(B+, Ba3)	10/01/17	3.500	10,779,215
12,042	Serta Simmons Holdings LLC[1]	(B+, B1)	10/01/19	4.250	12,088,722
					29,146,392
Pharmaceuticals (2.8%)
4,938	Alvogen Pharma U.S., Inc.[1]	(B, B3)	04/02/22	6.000	4,966,310
8,085	Amneal Pharmaceuticals LLC[1]	(B+, B1)	11/01/19	4.500	8,120,102
6,798	Capsugel Holdings U.S., Inc.[1]	(B+, Ba3)	08/01/18	3.500	6,803,058
6,788	Concordia Healthcare Corp.[1]	(B+, Ba2)	04/21/22	4.750	6,830,425
3,700	eResearchTechnology, Inc.[1]	(B, B2)	05/08/22	5.500	3,720,239
3,582	Par Pharmaceutical Co., Inc.[1]	(B, B1)	09/30/19	4.250	3,585,582
11,645	Valeant Pharmaceuticals International, Inc.[1]	(BB+, Ba1)	12/11/19	3.500	11,675,830

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Pharmaceuticals
$7,481	Valeant Pharmaceuticals International, Inc.[1]	(BB+, Ba1)	04/01/22	4.000	$7,518,095
					53,219,641
Printing & Publishing (0.7%)
9,349	Harland Clarke Holdings Corp.[1]	(B+, B1)	06/30/17	5.532	9,375,929
2,375	Harland Clarke Holdings Corp.[1]	(B+, B1)	05/22/18	7.000	2,389,286
681	Harland Clarke Holdings Corp.[1]	(B+, B1)	08/04/19	5.000	683,738
					12,448,953
Recreation & Travel (1.0%)
8,561	ClubCorp Club Operations, Inc.[1]	(B+, B1)	06/24/20	4.250	8,612,678
6,000	Legendary Pictures Funding LLC[1]	(B, NR)	04/17/20	7.000	6,000,000
4,950	World Triathlon Corp.[1]	(B, B2)	06/26/21	5.250	4,963,934
					19,576,612
Restaurants (0.2%)
2,990	B.C. Unlimited Liability Co.[1]	(B+, Ba3)	12/12/21	3.750	3,002,800

Software - Services (11.3%)
7,602	Applied Systems, Inc.[1]	(B+, B1)	01/25/21	4.250	7,626,965
4,975	Aricent Technologies[1]	(B, B1)	04/14/21	5.500	5,015,314
4,530	Aricent Technologies[1]	(CCC+, Caa1)	04/14/22	9.500	4,548,867
4,379	Camp International Holding Co.[1]	(B-, B2)	05/31/19	4.750	4,410,515
1,000	Camp International Holding Co.[1]	(CCC, Caa2)	11/30/19	8.250	1,005,000
17,766	CCC Information Services, Inc.[1]	(B+, B1)	12/20/19	4.000	17,710,548
13,791	Dell International LLC[1]	(BBB, Ba1)	04/29/20	4.000	13,808,639
2,925	Dell, Inc.[1]	(BBB, Ba1)	10/29/18	3.750	2,931,293
12,715	Deltek, Inc.[1]	(B, B1)	06/25/22	5.000	12,774,273
9,354	Duff & Phelps Investment Management Co.[1]	(B, B2)	04/23/20	4.500	9,391,950
6,240	EagleView Technology Corp.[1]	(B, B2)	07/22/22	4.500	6,250,421
5,000	Epicor RSG U.S., Inc.[1]	(B, B3)	06/23/22	6.000	5,012,500
1,000	Epicor Software Corp.[1]	(B, B2)	06/01/22	4.750	1,001,375
10,161	Evertec Group LLC[1]	(BB-, B1)	04/17/20	3.500	9,957,502
4,190	First Data Corp.[1]	(BB-, B1)	03/24/21	4.187	4,196,354
11,939	First Data Corp.[1]	(BB-, B1)	03/24/18	3.687	11,924,571
3,000	Flexera Software LLC[1]	(CCC+, Caa1)	04/02/21	8.000	2,990,625
2,294	Flexera Software LLC[1]	(B, B1)	04/02/20	4.500	2,300,539
8,087	Genesys Telecom Holdings U.S., Inc.[1]	(B, B2)	02/08/20	4.000	8,090,615
7,634	Genesys Telecom Holdings U.S., Inc.[1]	(B, B2)	11/13/20	4.500	7,657,605
17,045	Infor (U.S.), Inc.[1]	(B+, Ba3)	06/03/20	3.750	16,953,471
11,287	Landslide Holdings, Inc.[1]	(B, B1)	02/25/20	5.000	11,291,866
2,000	Landslide Holdings, Inc.[1]	(CCC+, Caa1)	02/25/21	8.250	1,950,000
3,754	MA FinanceCo. LLC[1]	(BB-, B1)	11/19/21	5.250	3,784,541
5,850	MA FinanceCo. LLC[1]	(BB-, B1)	11/20/19	4.500	5,859,769
10,709	Pinnacle Holdco Sarl[1]	(B+, B1)	07/30/19	4.750	9,878,991
8,075	Riverbed Technology, Inc.[1]	(B, B1)	04/24/22	6.000	8,180,744
3,044	Sybil Software LLC[1]	(NR, Ba3)	03/20/20	4.250	3,058,827
11,223	Wall Street Systems Delaware, Inc.[1]	(B, B3)	04/30/21	4.500	11,231,636
					210,795,316
Specialty Retail (3.6%)
16,698	BJ’s Wholesale Club, Inc.[1]	(B-, B3)	09/26/19	4.500	16,741,860
2,500	BJ’s Wholesale Club, Inc.[1]	(CCC, Caa2)	03/26/20	8.500	2,526,338
10,722	Choo Luxury Holdings Ltd.[1]	(NR, NR)	06/28/18	3.720	10,587,829
14,920	General Nutrition Centers, Inc.[1]	(BBB-, B1)	03/04/19	3.250	14,854,892
14,664	Leslie’s Poolmart, Inc.[1]	(B, B2)	10/16/19	4.250	14,694,755
7,297	Michaels Stores, Inc.[1]	(BB-, Ba2)	01/28/20	3.750	7,318,494
					66,724,168
Steel Producers/Products (1.0%)
3,694	Atkore International, Inc.[1]	(B, B3)	04/09/21	4.500	3,592,596
5,500	Atkore International, Inc.[1]	(CCC+, Caa2)	10/09/21	7.750	5,197,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Steel Producers/Products
$10,425	JMC Steel Group, Inc.[1]	(BB-, B2)	04/01/17	4.750	$10,369,542
					19,159,638
Support - Services (4.5%)
2,993	Acosta Holdco, Inc.[1]	(B, B1)	09/26/21	4.250	2,994,984
7,048	Advantage Sales & Marketing, Inc.[1]	(B, B1)	07/23/21	4.250	7,022,583
15,191	Brand Energy & Infrastructure Services, Inc.[1]	(B, B1)	11/26/20	4.750	14,606,490
1,355	MMM Holdings, Inc.[1]	(B-, B2)	12/12/17	9.750	1,059,051
3,000	Neff Rental LLC[1]	(B-, Caa1)	06/09/21	7.250	2,977,500
5,007	ON Assignment, Inc.[1]	(BB, Ba2)	05/19/22	3.750	5,032,004
2,959	RedTop Luxembourg Sarl[1]	(B, Ba3)	12/03/20	4.500	2,975,346
4,407	RedTop Luxembourg Sarl[1]	(CCC+, B3)	06/03/21	8.250	4,428,718
7,877	Sabre, Inc.[1]	(B+, Ba3)	02/19/19	4.000	7,921,361
1,256	Spin Holdco, Inc.[1]	(B, B2)	11/14/19	3.250	1,257,884
1,995	Sprint Industrial Holdings LLC[1]	(B+, B3)	05/14/19	7.000	1,785,445
2,000	Sprint Industrial Holdings LLC[1]	(CCC+, Caa3)	11/14/19	11.250	1,620,000
9,728	Sungard Availability Services Capital, Inc.[1]	(B+, Ba3)	03/31/19	6.000	8,901,435
5,363	The Hertz Corp.[1]	(BB, Ba1)	03/11/18	3.750	5,385,505
14,091	U.S. Foods, Inc.[1]	(B-, B2)	03/31/19	4.500	14,148,361
482	U.S. Security Holdings, Inc.[1]	(B, B2)	07/28/17	6.250	482,264
851	WASH Multifamily Laundry Systems LLC[1]	(CCC+, Caa2)	05/14/23	8.000	872,232
149	WASH Multifamily Laundry Systems LLC[1]	(NR, Caa2)	05/12/23	8.000	152,768
					83,623,931
Tech Hardware & Equipment (1.7%)
5,560	Avaya, Inc.[1]	(B, B1)	10/26/17	4.691	5,513,662
6,819	Avaya, Inc.[1]	(B, B1)	03/30/18	6.500	6,780,834
3,500	CommScope, Inc.[1]	(BB, Ba2)	12/29/22	3.750	3,513,125
14,036	Omnitracs, Inc.[1]	(B, B1)	11/25/20	4.750	14,106,589
1,750	Omnitracs, Inc.[1]	(CCC+, Caa1)	05/25/21	8.750	1,726,664
					31,640,874
Telecom - Satellite (0.2%)
4,218	Intelsat Jackson Holdings S.A.[1]	(BB-, Ba3)	06/30/19	3.750	4,176,991

Telecom - Wireline Integrated & Services (2.5%)
5,003	Eircom Finco Sarl[1,2]	(B, B3)	05/31/22	4.500	5,476,110
5,000	Gas Natural Fenosa Telecomunicaciones S.A.[1,2]	(B, B2)	06/28/21	4.737	5,546,708
8,825	LTS Buyer LLC[1]	(B, B1)	04/13/20	4.000	8,802,894
3,000	LTS Buyer LLC[1]	(CCC+, Caa1)	04/12/21	8.000	2,992,500
6,707	XO Communications LLC[1]	(BB-, B2)	03/17/21	4.250	6,713,903
18,113	Zayo Group LLC[1]	(BB-, Ba2)	05/06/21	3.750	18,099,218
					47,631,333
Theaters & Entertainment (3.8%)
4,843	AMC Entertainment, Inc.[1]	(BB, Ba2)	04/30/20	3.500	4,858,733
2,000	CKX, Inc.[1]	(CCC-, Caa2)	06/21/17	9.000	825,000
11,900	EMI Music Publishing Ltd.[1]	(BB-, Ba3)	06/29/18	3.750	11,927,001
16,420	Live Nation Entertainment, Inc.[1]	(BB, Ba2)	08/16/20	3.500	16,461,376
8,500	Metro-Goldwyn-Mayer, Inc.[1]	(BB, Ba3)	06/26/20	5.125	8,606,293
14,758	Tech Finance & Co. S.C.A.[1]	(B+, B1)	07/10/20	5.000	14,905,379
2,526	Village Roadshow Films (BVI) Ltd.[1]	(NR, Baa1)	11/21/17	5.750	2,526,098
7,531	William Morris Endeavor Entertainment LLC[1]	(B, B1)	05/06/21	5.250	7,547,925
4,200	William Morris Endeavor Entertainment LLC[1]	(B-, Caa1)	05/01/22	7.250	4,107,264
					71,765,069
Transport Infrastructure/Services (0.9%)
11,818	Navios Partners Finance (U.S.), Inc.[1]	(BB+, Ba3)	06/27/18	5.250	11,965,493
2,474	PODS LLC[1]	(B+, B1)	02/02/22	5.250	2,495,446
1,800	PODS LLC[1]	(CCC+, Caa1)	02/02/23	9.250	1,838,250
					16,299,189
TOTAL BANK LOANS (Cost $1,574,938,198)					1,554,967,283

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (9.6%)
Advertising (0.3%)
$575	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	$592,969
1,400	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	1,464,750
4,120	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)[4]	(B+, B1)	01/15/21	6.000	4,243,600
					6,301,319
Auto Parts & Equipment (0.1%)
3,250	UCI International, Inc., Global Company Guaranteed Notes (Callable 08/31/15 @ 104.31)	(CCC-, Caa2)	02/15/19	8.625	2,762,500

Banking (0.4%)
6,500	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 105.81)[4]	(B+, B1)	02/15/18	7.750	6,849,375

Building Materials (0.8%)
6,000	Euramax International, Inc., Global Senior Secured Notes (Callable 8/17/15 @ 100.00)[5]	(CCC, Caa2)	04/01/16	9.500	6,007,500
7,000	Euramax International, Inc., Rule 144A, Secured Notes (Callable 02/15/18 @ 109.00)[4]	(B-, Caa2)	08/15/20	12.000	7,000,000
2,000	Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(B-, Caa1)	01/15/19	7.250	2,080,000
					15,087,500
Cable & Satellite TV (0.7%)
1,200	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)[4]	(BB-, B1)	02/15/23	6.625	1,239,000
1,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)[4]	(BB-, B1)	01/15/22	6.500	1,035,000
7,855	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)[4]	(B+, B1)	02/01/20	7.250	7,972,825
3,500	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)[4]	(B+, Ba3)	05/15/22	6.000	3,570,000
					13,816,825
Chemicals (0.1%)
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)[4]	(B+, B1)	10/15/19	6.375	2,037,500

Consumer/Commercial/Lease Financing (0.2%)
3,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[4]	(CCC+, Caa2)	08/01/22	7.250	2,842,500

Electric - Generation (0.2%)
2,750	Dynegy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.38)[4]	(B+, B3)	11/01/19	6.750	2,853,125

Energy - Exploration & Production (0.5%)
4,500	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 08/31/15 @ 104.13)[5]	(CCC+, Caa3)	02/15/18	8.250	2,216,250
5,000	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B+, B2)	11/01/21	6.500	4,575,000
2,991	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)[5]	(B+, B2)	03/15/22	6.875	2,766,675
					9,557,925
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.[6,7,8]	(NR, NR)	10/23/19	0.000	300

Gaming (0.0%)
158	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 08/31/15 @ 100.00)[4]	(B-, Caa1)	11/15/19	7.250	157,605

Gas Distribution (0.5%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	2,531,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gas Distribution
$750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	$735,000
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	6,327,500
					9,593,750
Health Facility (0.1%)
2,000	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 06/15/16 @ 102.00)[1,4]	(BB-, Ba2)	06/15/20	3.786	2,060,000

Hotels (0.3%)
4,000	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 101.00)[1,2,4]	(B-, B3)	04/15/19	4.731	3,988,510
1,500	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15 @ 102.00)[1,2,4]	(CCC, Caa2)	10/15/19	7.481	1,298,475
					5,286,985
Investments & Misc. Financial Services (0.6%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.28)[3,4]	(B+, B2)	08/01/20	8.375	3,245,841
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)[3,4]	(B+, B2)	10/01/19	10.375	851,956
5,341	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)[4]	(B+, B1)	04/01/20	7.375	5,367,705
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)[4]	(B, B1)	04/15/22	6.875	1,737,000
					11,202,502
Metals & Mining - Excluding Steel (0.4%)
3,000	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B+, B3)	06/01/19	9.500	3,277,500
3,500	Taseko Mines Ltd., Company Guaranteed Notes (Callable 08/31/15 @ 103.88)	(B-, B3)	04/15/19	7.750	2,502,500
2,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 104.63)[4,9]	(NR, NR)	05/15/19	9.250	850,000
					6,630,000
Oil Field Equipment & Services (1.0%)
5,600	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	3,780,000
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)[4,5]	(B+, Caa1)	12/01/17	7.250	3,862,890
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B2)	03/15/22	6.125	3,675,000
9,333	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/31/15 @ 104.31)[4,5]	(B+, Ba3)	11/01/18	8.625	8,189,707
					19,507,597
Oil Refining & Marketing (0.6%)
6,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(B+, B1)	11/01/22	6.500	6,587,220
4,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)[5]	(BB+, Ba3)	02/15/20	8.250	4,240,000
					10,827,220
Packaging (0.4%)
2,000	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 09/01/15 @ 101.00)[1,2,4]	(B, B2)	03/31/20	4.986	2,217,523
4,423	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/15 @ 104.31)	(B+, B1)	10/15/20	5.750	4,588,862
					6,806,385

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Pharmaceuticals (0.0%)
$92	inVentiv Health, Inc., 10.000% Cash, 12.000% PIK, Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 105.00)[4,10]	(CCC, Caa2)	08/15/18	22.000	$97,292
63	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 102.50)[4]	(CCC, Caa3)	08/15/18	11.000	60,795
					158,087
Real Estate Investment Trusts (0.4%)
7,668	iStar Financial, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.44)	(B+, B2)	07/01/18	4.875	7,581,735

Restaurants (0.3%)
2,679	New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/17 @ 102.31)[4]	(B+, Ba3)	01/15/22	4.625	2,685,698
375	Punch Taverns Finance PLC, Reg S, Rule 144A, Secured Notes[3,4,11]	(B+, Baa3)	10/15/26	7.274	653,953
1,089	Punch Taverns Finance PLC, Secured Notes[3]	(NR, Baa2)	10/15/26	7.274	1,915,382
					5,255,033
Software - Services (0.5%)
4,000	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 103.00)[4]	(BB-, B1)	06/15/21	6.000	4,100,000
3,000	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/18 @ 103.06)[4]	(BB-, B1)	11/01/23	6.125	2,943,750
3,125	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[4]	(CCC+, Caa1)	04/01/22	8.750	2,109,375
					9,153,125
Specialty Retail (0.3%)
275	IT Holding Finance S.A., Company Guaranteed Notes[2,7,9]	(NR, NR)	11/15/25	9.875	2,993
5,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	5,231,250
700	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)[2,4]	(CCC, Caa1)	04/15/19	9.875	371,229
					5,605,472
Tech Hardware & Equipment (0.3%)
5,000	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	5,293,750

Telecom - Satellite (0.3%)
5,129	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BB+, Ba3)	06/15/19	6.500	5,647,670

Telecom - Wireline Integrated & Services (0.0%)
100	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes[4,6,7,8,9]	(NR, NR)	01/15/15	0.000	—

Theaters & Entertainment (0.3%)
4,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,140,000
1,619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,712,093
					5,852,093
TOTAL CORPORATE BONDS (Cost $190,187,039)					178,727,878

ASSET BACKED SECURITIES (4.6%)
Collateralized Debt Obligations (4.6%)
3,400	ACAS CLO Ltd., 2012-1A, Rule 144A1,4	(BB-, NR)	09/20/23	6.281	3,400,990
3,000	ACAS CLO Ltd., 2013-2A, Rule 144A1,4	(BB, NR)	10/25/25	4.795	2,606,093
3,450	ACIS CLO Ltd., 2014-4A, Rule 144A1,4	(BBB, NR)	05/01/26	3.378	3,112,747
1,000	ALM V Ltd., 2012-5A, Rule 144A1,4	(NR, Ba1)	02/13/23	5.777	994,616
3,000	ALM VII Ltd., 2012-7A, Rule 144A1,4	(BB, NR)	10/19/24	5.287	2,850,660
3,000	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A1,4	(BB-, NR)	07/16/26	4.989	2,657,122
2,750	Black Diamond CLO Ltd., 2012-1A, Rule 144A1,4	(BB, NR)	02/01/23	6.278	2,649,138
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A1,4	(BB, NR)	01/22/25	5.224	2,352,340
2,500	BNPP IP CLO Ltd., 2014-2A, Rule 144A1,4	(BB, NR)	10/30/25	5.528	2,237,924
2,000	Carlyle Global Market Strategies CLO Ltd., 2012-3A, Rule 144A1,4	(BB, NR)	10/04/24	5.786	1,943,829

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES
Collateralized Debt Obligations
$2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A1,4	(BB, NR)	07/15/25	4.889	$1,814,583
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A1,4	(BB, NR)	04/20/26	4.674	1,758,482
1,000	CIFC Funding Ltd., 2012-3A, Rule 144A1,4	(BB-, NR)	01/29/25	6.294	978,308
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A1,4	(B, NR)	01/29/25	7.194	2,084,725
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A1,4	(BB, NR)	10/24/25	5.006	1,348,212
2,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A1,4	(BB, NR)	11/15/23	6.224	2,003,323
1,500	Dryden Senior Loan Fund, 2012-24RA, Rule 144A1,4	(B, NR)	11/15/23	8.174	1,504,601
1,000	Eaton Vance CLO Ltd., 2014-1A, Rule 144A1,4	(NR, Ba3)	07/15/26	5.306	913,586
3,000	Galaxy XVII CLO Ltd., 2014-17A, Rule 144A1,4	(BB, NR)	07/15/26	4.926	2,645,351
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A1,4	(BB, NR)	04/22/26	5.274	2,757,412
1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A1,4	(BB, NR)	08/15/23	5.774	1,311,413
1,500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A1,4	(NR, Ba3)	07/25/27	6.037	1,411,416
1,140	Jamestown CLO I Ltd., 2012-1X, Reg S1,11	(BB, NR)	11/05/24	5.779	1,109,212
4,500	Jamestown CLO III Ltd., 2013-3A, Rule 144A1,4	(BB-, NR)	01/15/26	4.875	4,066,662
1,850	KVK CLO Ltd., 2012-1A, Rule 144A1,4	(BB, NR)	07/15/23	6.539	1,841,217
2,300	KVK CLO Ltd., 2013-1A, Rule 144A1,4	(BB, NR)	04/14/25	5.786	2,154,890
1,750	Neuberger Berman CLO XII Ltd., 2012-12AR, Rule 144A1,4	(BB, NR)	07/25/23	6.545	1,760,044
1,000	Ocean Trails CLO II, 2007-2X, Reg S1,11	(BBB-, Ba2)	06/27/22	2.636	962,728
1,750	OCP CLO Ltd., 2014-6A, Rule 144A1,4	(B, NR)	07/17/26	5.889	1,458,538
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A1,4	(BB-, NR)	01/15/24	5.424	2,784,778
4,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A1,4	(B, NR)	01/15/24	6.674	3,595,748
1,750	Octagon Investment Partners XXI Ltd., 2014-1A, Rule 144A1,4,7	(NR, Ba3)	11/14/26	6.875	1,735,419
2,500	Saratoga Investment Corp. CLO Ltd., 2013-1A, Rule 144A1,4	(BBB, NR)	10/20/23	3.787	2,413,247
2,500	Shackleton V CLO Ltd., 2014-5A, Rule 144A1,4	(BB-, NR)	05/07/26	4.626	2,161,259
2,000	Sound Point CLO II Ltd., 2013-1A, Rule 144A1,4	(B, NR)	04/26/25	5.795	1,684,601
2,000	Sound Point CLO IV Ltd., 2013-3A, Rule 144A1,4	(NR, Ba3)	01/21/26	4.776	1,773,337
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A4,8	(NR, NR)	04/15/26	0.000	1,419,362
1,500	TICP CLO I Ltd., 2014-1A, Rule 144A1,4	(BB, NR)	04/26/26	4.795	1,297,794
1,666	Venture XII CLO Ltd., 2012-12A, Rule 144A1,4	(BB, NR)	02/28/24	5.586	1,565,721
3,000	Vibrant CLO Ltd., 2012-1A, Rule 144A1,4	(BB, NR)	07/17/24	6.584	3,007,150
750	Voya CLO Ltd., 2014-3A, Rule 144A1,4	(NR, Ba3)	07/25/26	5.295	687,361
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A1,4	(BB-, NR)	11/24/25	5.063	2,003,164
TOTAL ASSET BACKED SECURITIES (Cost $86,208,875)					84,819,103

Number of Shares

COMMON STOCKS (0.0%)
Chemicals (0.0%)
9,785	Huntsman Corp.[7]				185,915
Gaming (0.0%)
10,150	Majestic Holdco LLC[7,12]				2,411
Printing & Publishing (0.0%)
708	F & W Media, Inc.[7,12]				60,154
TOTAL COMMON STOCKS (Cost $93,165)					248,480

SHORT-TERM INVESTMENTS (6.2%)
26,262,730	State Street Navigator Prime Portfolio, 0.19%[13]				26,262,730

Par (000)			Maturity	Rate%

$89,181	State Street Bank and Trust Co. Euro Time Deposit		08/03/15	0.010	89,180,603

TOTAL SHORT-TERM INVESTMENTS (Cost $115,443,333)					115,443,333

TOTAL INVESTMENTS AT VALUE (103.8%) (Cost $1,966,870,610)					1,934,206,077

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.8%)					(70,561,525)

NET ASSETS (100.0%)					$1,863,644,552

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
[1]	Variable rate obligations — The interest rate is the rate as of July 31, 2015.
[2]	This security is denominated in Euro.
[3]	This security is denominated in British Pound.
[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities amounted to a value of $169,239,392 or 9.1% of net assets.

[5]	Security or portion thereof is out on loan.
[6]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
[7]	Illiquid security.
[8]	Zero-coupon security.
[9]	Bond is currently in default.
[10]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
[11]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[12]	Non-income producing security.
[13]	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2015.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	6,079,700	EUR	45,298,500	10/15/15	Morgan Stanley	$(50,507,960)	$(50,098,340)	$409,620
USD	18,686,629	GBP	12,176,000	10/15/15	Morgan Stanley	(18,686,629)	(18,991,320)	(304,691)
								$104,929

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”)  established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,405,802,000	$149,165,283	$1,554,967,283
Corporate Bonds	—	178,727,578	300	178,727,878
Asset Backed Securities	—	84,819,103	—	84,819,103
Common Stocks	185,915	62,565	—	248,480
Short-term Investment	—	115,443,333	—	115,443,333
	$185,915	$1,784,854,579	$149,165,583	$1,934,206,077
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$409,620	$—	$409,620

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$304,691	$—	$304,691

*                   Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bond	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2014	$—	$750	$1,733,585	$100,061	$1,834,396
Accrued discounts (premiums)	20,456	—	1,019	—	21,475
Purchases	52,968,310	—	—	—	52,968,310
Sales	(35,975)	—	—	(133,000)	(168,975)
Realized gain (loss)	471	—	—	133,000	133,471
Change in unrealized appreciation (depreciation)	869,320	(450)	815	(97,650)	772,035
Transfers into Level 3	95,342,701	—	—	—	95,342,701
Transfers out of Level 3	—	—	(1,735,419)	(2,411)	(1,737,830)
Balance as of July 31, 2015	$149,165,283	$300	$—	$—	$149,165,583

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2015	$869,320	$(450)	$—	$—	$868,870

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable
Asset Class	at 7/31/2015	Technique(s)	Input	Range
Corporate Bond	$300	Market Approach	Single Broker Quote	NA
Bank Loans	$149,165,283	Market Approach	Single Broker Quote	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Managment LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life  of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2015, there were no transfers in and out of Level 1 and Level 2, but there were $95,342,701  transferred out from Level 2 to Level 3 due to lack of observable market data because of decrease in market activity and $1,737,830 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (31.1%)
Auto Parts & Equipment (0.3%)
$350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)[1]	(BB+, Ba2)	04/30/23	5.000	$343,875

Banking (0.7%)
925	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 105.81)[1]	(B+, B1)	02/15/18	7.750	974,719

Building & Construction (0.4%)
546	AV Homes, Inc., Global Company Guaranteed Notes (Callable 07/01/16 @ 106.38)	(B-, Caa1)	07/01/19	8.500	548,730

Building Materials (2.9%)
1,000	Euramax International, Inc., Global Senior Secured Notes (Callable 8/17/15 @ 100.00)	(CCC, Caa2)	04/01/16	9.500	1,001,250
1,000	Euramax International, Inc., Rule 144A, Secured Notes (Callable 02/15/18 @ 109.00)[1]	(B-, Caa2)	08/15/20	12.000	1,000,000
500	Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(B-, Caa1)	01/15/19	7.250	520,000
750	Interline Brands, Inc., 10.000% Cash,10.750% PIK, Global Senior Unsecured Notes (Callable 08/24/15 @ 105.00)[2]	(CCC+, Caa2)	11/15/18	10.000	792,750
500	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 103.06)[1]	(NR, Caa2)	07/15/23	6.125	498,750
					3,812,750
Cable & Satellite TV (2.7%)
400	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)[1]	(BB-, B1)	02/15/23	6.625	413,000
750	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)[1]	(B+, B1)	02/01/20	7.250	761,250
600	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)[1]	(BB, B1)	06/15/22	5.750	615,000
525	CCO Safari II LLC, Rule 144A, Senior Secured Notes (Callable 04/23/25 @ 100.00)[1]	(BBB-, Ba1)	07/23/25	4.908	526,985
750	CCO Safari II LLC, Rule 144A, Senior Secured Notes (Callable 05/23/22 @ 100.00)[1]	(BBB-, Ba1)	07/23/22	4.464	754,928
500	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)[1]	(B-, B3)	08/01/21	6.250	510,000
					3,581,163
Chemicals (1.5%)
302	AVINTIV Specialty Materials, Inc., Global Senior Secured Notes (Callable 08/31/15 @ 103.88)	(B-, B2)	02/01/19	7.750	310,305
600	AVINTIV Specialty Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)[1]	(CCC+, Caa1)	06/01/19	6.875	614,250
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 100.00)[1,3]	(NR, NR)	05/08/17	9.000	21,954
850	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 08/31/15 @ 104.78)	(BB-, B3)	08/15/20	6.375	701,250
375	Univar U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 103.38)[1]	(B, Caa1)	07/15/23	6.750	377,812
					2,025,571
Consumer/Commercial/Lease Financing (0.5%)
700	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[1]	(CCC+, Caa2)	08/01/22	7.250	663,250

Electric - Generation (0.4%)
500	Dynegy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.38)[1]	(B+, B3)	11/01/19	6.750	518,750

Energy - Exploration & Production (2.0%)
1,050	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CCC+, B3)	04/15/21	6.750	913,500
500	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)[1]	(NR, NR)	05/27/22	10.250	493,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$478	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)[1,2,4]	(NR, NR)	03/28/19	8.400	$399,348
750	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B+, B2)	10/15/22	7.750	777,187
					2,583,160
Gaming (0.7%)
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)[1,5]	(B, B2)	02/15/21	8.250	879,122

Gas Distribution (1.3%)
1,000	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	980,000
750	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	759,300
					1,739,300

Health Facilities (0.8%)
500	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)[1]	(B-, B3)	08/01/19	8.750	502,500
500	Tenet Healthcare Corp., Rule 144A, Senior Unsecured Notes[1]	(CCC+, B3)	06/15/23	6.750	523,750
					1,026,250
Health Services (0.3%)
350	ExamWorks Group, Inc., Company Guaranteed Notes (Callable 04/15/18 @ 104.22)	(B-, B3)	04/15/23	5.625	360,500

Hotels (0.6%)
1,000	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15 @ 102.00)[1,5,6]	(CCC, Caa2)	10/15/19	7.481	865,650

Insurance Brokerage (0.4%)
500	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/16 @ 106.75)[1]	(CCC+, Caa2)	07/15/21	9.000	503,125

Investments & Misc. Financial Services (0.6%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)[1,7]	(B+, B2)	10/01/19	10.375	851,955

Metals & Mining - Excluding Steel (1.6%)
500	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)[1]	(CCC+, Caa2)	04/01/21	7.000	332,500
164	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes[1]	(B, B3)	10/01/18	10.000	151,700
2,000	Taseko Mines Ltd., Company Guaranteed Notes (Callable 08/31/15 @ 103.88)	(B-, B3)	04/15/19	7.750	1,430,000
500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 104.63)[1,8]	(NR, NR)	05/15/19	9.250	212,500
					2,126,700
Oil Field Equipment & Services (1.6%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	337,500
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)[1]	(B+, Caa1)	12/01/17	7.250	684,000
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B2)	03/15/22	6.125	560,000
500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/31/15 @ 104.31)[1]	(B+, Ba3)	11/01/18	8.625	438,750
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)[1]	(CCC+, Caa1)	11/15/19	9.750	163,750
					2,184,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Refining & Marketing (1.4%)
$1,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(B+, B1)	11/01/22	6.500	$1,010,000
500	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	530,000
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	252,500
					1,792,500
Pharmaceuticals (0.8%)
1,000	Endo Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.50)[1]	(B, B1)	07/15/23	6.000	1,042,500

Printing & Publishing (0.6%)
719	Harland Clarke Holdings Corp., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 104.88)[1]	(B+, B1)	08/01/18	9.750	748,659

Property & Casualty Insurance (0.3%)
400	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)[1]	(CCC+, Caa2)	10/01/22	8.500	339,500

Real Estate Development & Management (0.4%)
500	DuPont Fabros Technology LP, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)	(BB, Ba1)	06/15/23	5.625	496,250

Restaurants (0.6%)
750	New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/17 @ 102.31)[1]	(B+, Ba3)	01/15/22	4.625	751,875

Software - Services (3.7%)
1,250	Audatex North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/18 @ 103.06)[1]	(BB-, B1)	11/01/23	6.125	1,226,563
600	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B+, B2)	01/15/23	4.500	513,000
500	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)[1]	(B-, B3)	06/01/21	8.625	490,000
500	Project Homestake Merger Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)[1]	(CCC+, Caa1)	03/01/23	8.875	471,250
1,000	Sophia Holding Finance, Inc., PIK, Rule 144A, Company Guaranteed Notes (Callable 08/31/15 @ 102.00)[1,2]	(CCC+, Caa2)	12/01/18	9.625	1,013,750
750	SS&C Technologies Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.41)[1]	(B+, B3)	07/15/23	5.875	778,125
500	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[1]	(CCC+, Caa1)	04/01/22	8.750	337,500
					4,830,188
Specialty Retail (0.6%)
750	Caleres, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 104.69)[1]	(BB, B1)	08/15/23	6.250	761,250

Support - Services (0.9%)
250	Brand Energy & Infrastructure Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/16 @ 106.38)[1]	(CCC+, Caa1)	12/01/21	8.500	232,500
500	CEB, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)[1]	(BB-, Ba3)	06/15/23	5.625	502,500
500	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(BB-, B3)	09/01/22	7.000	500,000
					1,235,000
Tech Hardware & Equipment (0.9%)
500	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/15 @ 104.50)[1]	(B, B1)	04/01/19	9.000	512,500
740	CommScope Technologies Finance LLC, Rule 144A, Senior Secured Notes (Callable 06/15/20 @ 103.00)[1]	(B, B2)	06/15/25	6.000	732,600
					1,245,100

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Satellite (0.2%)
$250	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	$277,500

Telecom - Wireless (0.5%)
750	Sprint Corp., Global Company Guaranteed Notes	(B+, B2)	09/15/23	7.875	720,938

Theaters & Entertainment (0.9%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	740,025
500	Regal Entertainment Group, Senior Unsecured Notes (Callable 06/15/18 @ 102.88)	(B-, B3)	06/15/23	5.750	506,250
					1,246,275
TOTAL CORPORATE BONDS (Cost $43,535,190)					41,076,105

BANK LOANS (54.6%)
Aerospace & Defense (0.4%)
101	Aveos Fleet Performance, Inc.[6,3,9]	(CCC+, B3)	03/12/16	12.750	253
500	LM U.S. Corp. Acquisition, Inc.[6]	(CCC, Caa2)	01/25/21	7.250	498,750
					499,003
Auto Parts & Equipment (1.2%)
997	Federal-Mogul Holdings Corp.[6]	(B-, B1)	04/15/21	4.750	988,578
585	U.S. Farathane LLC[6]	(B+, B2)	12/23/21	6.750	593,044
					1,581,622
Automakers (0.8%)
1,000	TI Group Automotive Systems LLC[6]	(BB, Ba3)	06/24/22	4.500	1,007,500

Beverages (0.7%)
1,000	The Winebow Group, Inc.[6]	(CCC+, Caa1)	12/31/21	8.500	965,000

Building Materials (1.1%)
466	Panolam Industries International, Inc.[6]	(BB-, B2)	08/23/17	7.750	462,260
1,000	Summit Materials Cos. I LLC[6]	(BB, B1)	07/17/22	4.250	1,003,595
					1,465,855
Cable & Satellite TV (0.8%)
998	TWCC Holding Corp.[6]	(B+, B1)	02/13/20	5.750	988,772

Chemicals (4.1%)
962	Albaugh LLC[6]	(BB, B1)	05/31/21	6.000	972,848
997	Axalta Coating Systems U.S. Holdings, Inc.[6]	(BB-, Ba3)	02/01/20	3.750	997,692
658	Chemstralia Pty Ltd.[6]	(BB-, B1)	02/28/22	7.250	663,287
728	Colouroz Investment 2 LLC[6]	(B-, Caa1)	09/06/22	8.250	726,942
1,000	Minerals Technologies, Inc.[6]	(BB, Ba2)	05/09/21	4.750	1,008,750
984	Peroxychem LLC[6]	(B+, B2)	02/28/20	7.500	987,599
					5,357,118
Department Stores (0.6%)
800	Dollar Tree, Inc.[6]	(BB+, Ba1)	07/06/22	4.250	802,000

Discount Stores (1.1%)
798	99 Cents Only Stores[6]	(B, B2)	01/11/19	4.500	763,557
674	Ollie’s Bargain Outlet, Inc.[6]	(B, B2)	09/27/19	4.750	673,014
					1,436,571
Diversified Capital Goods (1.9%)
539	Dynacast International LLC[6]	(B, Ba3)	01/28/22	4.500	540,444
500	Horizon Global Corp.[6]	(B, B2)	05/11/22	7.000	496,250
750	Infiltrator Systems, Inc.[6]	(B+, B1)	05/27/22	5.250	755,002
696	Revere Industries LLC[6,9]	(CCC-, B3)	07/31/15	10.000	689,391
					2,481,087

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Electric - Generation (0.2%)
$600	Texas Competitive Electric Holdings Co. LLC[6]	(CCC, NR)	10/10/17	4.673	$309,000

Electronics (2.2%)
1,000	Avago Technologies Cayman Ltd.[6]	(BBB-, Ba1)	05/06/21	3.750	1,002,710
938	FIDJI Luxembourg (BC4) Sarl[6]	(BB-, B1)	12/24/20	6.250	939,450
997	Freescale Semiconductor, Inc.[6]	(B, B1)	02/28/20	4.250	1,000,700
					2,942,860
Food & Drug Retailers (0.6%)
741	Albertson’s LLC[6]	(BB-, Ba3)	08/25/19	5.000	743,806

Food - Wholesale (0.5%)
625	Allflex Holdings III, Inc.[6]	(B-, B2)	07/19/21	8.000	630,081

Gaming (0.5%)
737	ROC Finance LLC[6]	(B+, B2)	06/20/19	5.000	722,138

Gas Distribution (0.8%)
1,000	Energy Transfer Equity LP6	(BB, Ba2)	12/02/19	4.000	1,001,455

Health Facilities (1.9%)
997	Drumm Investors LLC[6]	(B, B2)	05/04/18	6.750	1,009,951
490	Premier Dental Services, Inc.[6]	(CCC+, Caa1)	11/01/18	6.000	455,724
1,000	Surgery Center Holdings, Inc.[6]	(CCC+, Caa2)	11/03/21	8.500	1,000,420
					2,466,095
Health Services (1.1%)
325	MMM Holdings, Inc.[6]	(B-, B2)	12/12/17	9.750	254,000
236	MSO of Puerto Rico, Inc.[6]	(B-, B2)	12/12/17	9.750	184,657
978	Valitas Health Services, Inc.[6]	(B-, B3)	06/02/17	6.000	968,537
					1,407,194
Hotels (0.7%)
959	La Quinta Intermediate Holdings LLC[6]	(BB, B1)	04/14/21	4.000	962,403

Insurance Brokerage (0.9%)
59	Acrisure LLC[6]	(B, B2)	05/19/22	5.250	59,712
541	Acrisure LLC[6]	(B, B2)	05/19/22	5.250	544,038
618	Hyperion Insurance Group Ltd.[6]	(B, B1)	04/29/22	5.500	626,181
					1,229,931
Investments & Misc. Financial Services (3.9%)
499	Altisource Solutions Sarl[6]	(B+, B3)	12/09/20	4.500	451,328
1,000	American Capital Ltd.[6]	(BB, B2)	08/22/17	3.500	1,000,005
475	Liquidnet Holdings, Inc.[6]	(B, B3)	05/22/19	7.750	460,750
1,000	Mergermarket U.S.A., Inc.[6]	(CCC+, Caa2)	02/04/22	7.500	937,500
840	Ocwen Financial Corp.[6]	(B+, B2)	02/15/18	5.000	840,456
400	TransFirst, Inc.[6]	(CCC+, Caa2)	11/12/22	9.000	401,900
518	TransFirst, Inc.[6]	(B, B2)	11/12/21	4.750	520,066
601	Walter Investment Management Corp.[6]	(B+, B2)	12/19/20	4.750	576,729
					5,188,734
Machinery (1.5%)
750	CPM Holdings, Inc.[6]	(B+, B1)	04/11/22	6.000	760,313
382	Winoa S.A.[3,5,6,9]	(NR, NR)	01/24/19	3.926	418,331
785	WTG Holdings III Corp.[6]	(CCC+, Caa1)	01/15/22	8.500	775,187
					1,953,831
Media Content (0.8%)
1,000	DLG Acquisitions Ltd.[5,6]	(B-, Caa2)	06/30/22	8.250	1,097,254

Medical Products (0.8%)
986	Onex Carestream Finance LP6	(B+, B1)	06/07/19	5.000	989,112

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Metals & Mining - Excluding Steel (0.3%)
$497	Noranda Aluminum Acquisition Corp.[6]	(B-, B2)	02/28/19	5.750	$349,757

Oil Field Equipment & Services (0.5%)
1,000	Shelf Drilling Holdings Ltd.[6]	(B+, B1)	10/08/18	10.000	697,500

Oil Refining & Marketing (0.7%)
987	Philadelphia Energy Solutions LLC[6]	(BB-, B1)	04/04/18	6.250	977,500

Packaging (1.2%)
997	BWAY Holding Company, Inc.[6]	(B-, B2)	08/14/20	5.500	1,001,845
638	Onex Wizard U.S. Acquisition, Inc.[6]	(B+, B1)	03/13/22	4.250	640,973
					[1,6]42,818
Personal & Household Products (1.2%)
501	ABG Intermediate Holdings 2 LLC[6]	(B+, B1)	05/27/21	5.500	502,692
168	ABG Intermediate Holdings 2 LLC[6]	(B+, B1)	05/27/21	0.500	167,988
967	Serta Simmons Holdings LLC[6]	(B+, B1)	10/01/19	3.250	970,398
					[1,6]41,078
Pharmaceuticals (1.9%)
741	Alvogen Pharma U.S., Inc.[6]	(B, B3)	04/02/22	6.000	744,947
765	Concordia Healthcare Corp.[6]	(B+, Ba2)	04/21/22	4.750	769,619
998	Valeant Pharmaceuticals International, Inc.[6]	(BB+, Ba1)	04/01/22	4.000	1,002,413
					2,516,979
Restaurants (0.6%)
748	B.C. Unlimited Liability Co.[6]	(B+, Ba3)	12/12/21	3.750	750,700

Software - Services (8.3%)
997	Camp International Holding Co.[6]	(B-, B2)	05/31/19	4.750	1,004,519
998	Dell International LLC[6]	(BBB, Ba1)	04/29/20	4.000	998,747
1,000	Deltek, Inc.[6]	(CCC+, Caa2)	06/17/23	9.500	1,012,085
1,000	Epicor RSG U.S., Inc.[6]	(B, B3)	06/23/22	6.000	1,002,500
1,000	Epicor Software Corp.[6]	(B, B2)	06/01/22	4.750	1,001,375
1,000	Flexera Software LLC[6]	(CCC+, Caa1)	04/02/21	8.000	996,875
748	Infor (U.S.), Inc.[6]	(B+, Ba3)	06/03/20	3.750	743,937
1,000	Landslide Holdings, Inc.[6]	(CCC+, Caa1)	02/25/21	8.250	975,000
748	MA FinanceCo. LLC[6]	(BB-, B1)	11/19/21	5.250	753,951
820	MRI Software LLC[6]	(CCC+, Caa2)	06/17/22	9.000	824,100
750	Pinnacle Holdco Sarl[6]	(B+, B1)	07/30/19	4.750	69[1,6]02
997	SkillSoft Corp.[6]	(B-, B2)	04/28/21	5.750	968,385
					10,973,076
Specialty Retail (1.3%)
749	BJ’s Wholesale Club, Inc.[6]	(B-, B3)	09/26/19	4.500	750,723
997	Leslie’s Poolmart, Inc.[6]	(B, B2)	10/16/19	4.250	999,556
					1,750,279
Steel Producers/Products (0.6%)
750	Atkore International, Inc.[6]	(B, B3)	04/09/21	4.500	729,375

Support - Services (3.4%)
748	Acosta Holdco, Inc.[6]	(B, B1)	09/26/21	4.250	748,746
499	Capstone Logistics LLC[6]	(B-, B1)	10/07/21	5.500	499,679
990	Institutional Shareholder Services, Inc.[6]	(B+, B2)	04/30/21	5.000	982,575
710	Long Term Care Group, Inc.[6]	(B, B3)	06/06/20	6.000	659,968
629	ON Assignment, Inc.[6]	(BB, Ba2)	05/19/22	3.750	632,541
997	U.S. Foods, Inc.[6]	(B-, B2)	03/31/19	4.500	1,001,540
					4,525,049
Tech Hardware & Equipment (1.7%)
479	Avaya, Inc.[6]	(B, B1)	03/30/18	6.500	475,852
780	CommScope, Inc.[6]	(BB, Ba2)	12/29/22	3.750	782,925

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Tech Hardware & Equipment
$1,000	Omnitracs, Inc.[6]	(CCC+, Caa1)	05/25/21	8.750	$986,665
					2,245,442
Telecom - Wireline Integrated & Services (2.1%)
798	AF Borrower LLC[6]	(B, B2)	01/28/22	6.250	802,987
997	Fibertech Networks LLC[6]	(B+, B2)	12/18/19	5.250	997,448
998	Zayo Group LLC[6]	(BB-, Ba2)	05/06/21	3.750	996,722
					2,797,157
Theaters & Entertainment (1.3%)
988	Tech Finance & Co. S.C.A.[6]	(B+, B1)	07/10/20	4.000	997,375
800	William Morris Endeavor Entertainment LLC[6]	(B-, Caa1)	05/01/22	7.250	782,336
					1,779,711
Transport Infrastructure/Services (0.4%)
469	PODS LLC[6]	(B+, B1)	02/02/22	5.250	472,927
TOTAL BANK LOANS (Cost $73,114,044)					72,077,770

ASSET BACKED SECURITIES (11.9%)
Collateralized Debt Obligations (11.9%)
750	ACAS CLO Ltd., 2013-2A, Rule 144A1,6	(BB, NR)	10/25/25	4.795	651,523
1,000	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A1,6	(BB-, NR)	07/16/26	4.989	885,707
750	Babson CLO Ltd., 2015-2A, Rule 144A1	(NR, NR)	07/20/27	5.844	709,350
500	Blue Hill CLO Ltd., 2013-1A, Rule 144A1,6	(BB-, NR)	01/15/26	4.889	436,300
500	BNPP IP CLO Ltd., 2014-2A, Rule 144A1,6	(BB, NR)	10/30/25	5.528	447,585
750	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A1,[10]	(NR, NR)	01/20/25	0.000	634,731
500	CIFC Funding Ltd., 2012-2A, Rule 144A1,6	(BB-, NR)	12/05/24	6.029	500,065
750	CIFC Funding Ltd., 2012-3A, Rule 144A1,6	(B, NR)	01/29/25	7.194	694,908
750	CIFC Funding Ltd., 2014-1A, Rule 144A1,6	(NR, Ba3)	04/18/25	4.787	655,941
750	Eaton Vance CLO Ltd., 2014-1A, Rule 144A1,6	(NR, Ba3)	07/15/26	5.306	685,189
400	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A1,6	(BB, NR)	12/20/24	5.681	371,482
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A1,[10]	(NR, NR)	07/25/27	0.000	426,787
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A1,6	(NR, Ba3)	07/25/27	6.037	470,472
500	JFIN CLO Ltd., 2013-1A, Rule 144A1,6	(BB, NR)	01/20/25	4.924	433,558
1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A1,6	(B, NR)	08/13/25	6.177	859,530
1,000	OCP CLO Ltd., 2014-6A, Rule 144A1,6	(B, NR)	07/17/26	5.889	833,451
1,000	Shackleton V CLO Ltd., 2014-5A, Rule 144A1,6	(BB-, NR)	05/07/26	4.626	864,504
750	Sound Point CLO II Ltd., 2013-1A, Rule 144A1,6	(B, NR)	04/26/25	5.795	631,725
750	Sound Point CLO IV Ltd., 2013-3A, Rule 144A1,6	(NR, B2)	01/21/26	5.226	597,597
400	Stewart Park CLO Ltd., 2015-1A, Rule 144A1,[10]	(NR, NR)	04/15/26	0.000	405,532
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A1,6	(NR, Ba2)	07/15/26	5.289	1,196,501
750	Vibrant CLO Ltd., 2012-1A, Rule 144A1,6	(BB, NR)	07/17/24	6.584	751,787
800	WhiteHorse IX Ltd., 2014-9A, Rule 144A1,6	(NR, Ba3)	07/17/26	4.824	692,077
1,000	WhiteHorse VIII Ltd., 2014-1A, Rule 144A1,6	(NR, Ba3)	05/01/26	4.828	863,584
TOTAL ASSET BACKED SECURITIES (Cost $16,188,988)					15,699,886

Number of Shares

COMMON STOCK (0.2%)
Consumer Products (0.2%)
2,027	Natural Products Group[11] (Cost $297,984)	293,930

MUTUAL FUNDS (0.1%)
Commingled Funds (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.	61,902
2,300	Eaton Vance Floating-Rate Income Trust	32,016
TOTAL MUTUAL FUNDS (Cost $101,102)		93,918

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENT (2.8%)
$3,663	State Street Bank and Trust Co. Euro Time Deposit (Cost $3,663,483)	08/03/15	0.010	$3,663,483
TOTAL INVESTMENTS AT VALUE (100.7%) (Cost $136,900,791)				132,905,092

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)				(924,141)

NET ASSETS (100.0%)				$131,980,951

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, these securities amounted to a value of $41,237,256 or 31.2% of net assets.

[2]	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
[3]	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
[4]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[5]	This security is denominated in Euro.
[6]	Variable rate obligations — The interest rate is the rate as of July 31, 2015.
[7]	This security is denominated in British Pound.
[8]	Bond is currently in default.
[9]	Illiquid security.
[10]	Zero-coupon security.
[11]	Non-income producing security.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	2,000,000	USD	2,186,750	10/15/15	Morgan Stanley	$2,186,750	$2,211,920	$25,170
USD	5,698,306	EUR	5,104,500	10/15/15	Morgan Stanley	(5,698,306)	(5,645,374)	52,932
USD	880,924	GBP	574,000	10/15/15	Morgan Stanley	(880,924)	(895,287)	(14,363)
								$63,739

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Sep 2015	(30)	$(3,823,125)	$6,741
Net unrealized appreciation (depreciation)					$6,741

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”)  established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$41,054,151	$21,954	$41,076,105
Bank Loans	—	55,358,351	16,719,419	72,077,770
Asset Backed Securities	—	15,699,886	—	15,699,886
Common Stock	—	293,930	—	293,930
Mutual Funds	93,918	—	—	93,918
Short-term Investments	—	3,663,483	—	3,663,483
	$93,918	$116,069,801	$16,741,373	$132,905,092

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$78,102	$—	$78,102
Futures Contracts	6,741	—	—	6,741

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$14,363	$—	$14,363

*                   Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts and Futures.

The following is a reconciliation of investments as of July 31, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bond	Total
Balance as of October 31, 2014	$4,286,562	$—	$4,286,562
Accrued discounts (premiums)	(118,910)	—	(118,910)
Purchases	6,472,647	—	6,472,647
Sales	(2,933,964)	—	(2,933,964)
Realized gain (loss)	(581,151)	—	(581,151)
Change in unrealized appreciation (depreciation)	338,535	—	338,535
Transfers into Level 3	9,255,700	21,954	9,277,654
Transfers out of Level 3	—	—	—
Balance as of July 31, 2015	$16,719,419	$21,954	$16,741,373

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2015	$10,299	$—	$10,299

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable
Asset Class	at 7/31/2015	Technique(s)	Input	Range
Corporate Bond	$21,954	Market Approach	Single Broker Quote	NA
Bank Loans	$16,719,419	Market Approach	Single Broker Quote	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Managment LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2015, there were $293,930 transferred in from Level 1 to Level 2 and $9,277,654 transferred in from Level 2 to Level 3 due to lack of observable market data because of decrease in market activity. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

July 31, 2015 (unaudited)

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENT (84.0%)
$84,059	State Street Bank and Trust Co. Euro Time Deposit (Cost $84,058,868)	08/03/15	0.010	$84,058,868

TOTAL INVESTMENTS AT VALUE (84.0%) (Cost $84,058,868)				84,058,868

OTHER ASSETS IN EXCESS OF LIABILITIES (16.0%)				16,029,674

NET ASSETS (100.0%)				$100,088,542

Futures Contracts

	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
GBP Currency Futures	USD	Sep 2015	14	$1,365,875	$1,233

Index Contracts
Hang Seng Index Futures	HKD	Aug 2015	5	790,927	$7,033
EURO Stoxx 50 Index Futures	EUR	Sep 2015	161	6,400,155	(74,795)
Nikkei 225 Index Futures OSE	JPY	Sep 2015	53	8,799,467	13,643
S&P 500 E Mini Index Futures	USD	Sep 2015	67	7,029,640	(76,320)
					$(130,439)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Sep 2015	376	44,781,920	$169,091
10YR U.S. Treasury Note Futures	USD	Sep 2015	116	14,782,750	48,729
German EURO Bund Futures	EUR	Sep 2015	25	4,264,722	19,991
Long Gilt Futures	GBP	Sep 2015	14	2,562,654	18,572
					$256,383
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2015	(223)	(16,225,480)	$826,056
CAD Currency Futures	USD	Sep 2015	(261)	(19,929,960)	1,110,629
EUR Currency Futures	USD	Sep 2015	(157)	(21,530,588)	379,395
JPY Currency Futures	USD	Sep 2015	(190)	(19,160,312)	(37,843)
					$2,278,237

Index Contracts
FTSE 100 Index Futures	GBP	Sep 2015	(128)	(13,290,971)	$(138,425)
Net unrealized appreciation (depreciation)					$2,266,989

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)

USD	$1,153,574	08/18/15	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	$30,811
USD	$1,124,325	08/18/15	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	(1,194)
USD	$1,260,822	08/18/15	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	9,234
USD	$3,611,068	08/18/15	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	1,886
USD	$1,320,060	08/18/15	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	58,273
USD	$6,426,117	08/18/15	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	394,169
USD	$7,578,645	08/18/15	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	281,429
USD	$8,708,086	08/18/15	Goldman Sachs	Fixed Rate	Bloomberg Industrial Metals Index	544,443
						$1,319,051

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-term Investment	$—	$84,058,868	$—	$84,058,868
	$—	$84,058,868	$—	$84,058,868
Other Financial Instruments*
Futures Contracts	$2,594,372	$—	$—	$2,594,372
Swap Contracts	—	1,320,245	—	1,320,245

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$327,383	$—	$—	$327,383
Swap Contracts	—	1,194	—	1,194

*       Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Emerging Markets Equity Fund

Schedule of Investments

July 31, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS (89.6%)
BRAZIL (6.7%)
Commercial Banks (1.8%)
Banco do Brasil S.A.	71,100	$459,584

Electric Utilities (0.9%)
Transmissora Alianca de Energia Eletrica S.A.	35,800	219,864

Household Durables (1.3%)
Cyrela Brazil Realty S.A.	62,700	170,937
MRV Engenharia e Participacoes S.A.	67,500	152,364
		323,301
Insurance (1.7%)
Porto Seguro S.A.	39,000	445,077

Metals & Mining (0.4%)
Vale S.A., ADR	20,700	108,882

Multiline Retail (0.6%)
Lojas Renner S.A.	4,700	150,028
		1,706,736
CHILE (1.5%)
Electric Utilities (1.5%)
Enersis S.A., ADR	25,500	385,305

CHINA (16.4%)
Commercial Banks (5.9%)
Agricultural Bank of China Ltd., Series H	742,200	334,810
Bank of China Ltd., Series H	828,600	451,710
China CITIC Bank Corp. Ltd., Series H [1]	564,000	402,749
Chongqing Rural Commercial Bank Co. Ltd., Series H	407,700	292,081
		1,481,350
Construction Materials (1.5%)
China National Building Material Co. Ltd., Series H	486,400	368,041

Electrical Equipment (0.6%)
Zhuzhou CSR Times Electric Co. Ltd., Series H	23,372	158,450

Independent Power Producers & Energy Traders (1.4%)
Huaneng Power International, Inc., Series H	297,450	360,830

Insurance (0.6%)
New China Life Insurance Co. Ltd., Series H	37,800	162,220

Internet & Catalog Retail (0.5%)
Vipshop Holdings Ltd., ADR [1]	7,000	136,430

Internet Software & Services (2.3%)
Tencent Holdings Ltd.	32,000	594,944

Metals & Mining (1.4%)
China Hongqiao Group Ltd.	465,400	344,695

Oil, Gas & Consumable Fuels (0.8%)
CNOOC Ltd.	162,200	198,628

Semiconductors & Semiconductor Equipment (0.8%)
JA Solar Holdings Co. Ltd., ADR [1]	26,300	201,458

Software (0.6%)
Changyou.com Ltd., ADR [1]	6,600	153,714
		4,160,760
COLOMBIA (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Ecopetrol S.A., ADR	14,700	165,963

HONG KONG (6.7%)
Capital Markets (0.9%)
Sun Hung Kai & Co. Ltd.	348,400	231,375

	Number of Shares	Value
COMMON STOCKS
HONG KONG
Chemicals (1.1%)
Huabao International Holdings Ltd.	280,400	$135,856
Yingde Gases Group Co. Ltd.	250,500	149,359
		285,215
Communications Equipment (0.8%)
China Fiber Optic Network System Group Ltd. [1]	1,042,800	214,716

Construction & Engineering (0.5%)
China Singyes Solar Technologies Holdings Ltd. [1]	115,800	116,043

Construction Materials (0.6%)
China Resources Cement Holdings Ltd.	278,200	143,760

Industrial Conglomerates (0.6%)
Jardine Strategic Holdings Ltd.	4,700	141,187

Pharmaceuticals (0.6%)
China Traditional Chinese Medicine Co. Ltd. [1]	191,600	144,916

Specialty Retail (0.6%)
Luk Fook Holdings International Ltd.	58,000	162,781

Wireless Telecommunication Services (1.0%)
China Mobile Ltd.	18,600	243,009
		1,683,002
INDIA (3.3%)
Automobiles (1.6%)
Tata Motors Ltd., ADR	14,000	415,240

Thrifts & Mortgage Finance (1.7%)
Indiabulls Housing Finance Ltd., GDR	36,500	422,123
		837,363
INDONESIA (1.1%)
Food Products (1.1%)
Indofood Sukses Makmur Tbk PT	646,000	291,094

JAPAN (1.2%)
Household Products (1.2%)
Pigeon Corp.	9,600	291,999

LUXEMBOURG (0.5%)
Metals & Mining (0.5%)
Ternium S.A., ADR	8,100	125,955

MALAYSIA (0.8%)
IT Services (0.8%)
My EG Services Bhd	311,500	214,734

PANAMA (0.9%)
Commercial Banks (0.9%)
Banco Latinoamericano de Comercio Exterior S.A., Series E	8,400	231,168

RUSSIA (3.1%)
Diversified Financial Services (0.7%)
Moscow Exchange MICEX-RTS PJSC	139,800	162,057

Oil, Gas & Consumable Fuels (2.4%)
Gazprom PAO, ADR	61,850	283,891
Lukoil PJSC, ADR	8,100	331,290
		615,181
		777,238
SINGAPORE (1.9%)
Commercial Banks (0.8%)
DBS Group Holdings Ltd.	13,300	196,313

	Number of Shares	Value
COMMON STOCKS
SINGAPORE
Industrial Conglomerates (1.1%)
Sembcorp Industries Ltd.	109,200	$284,766
		481,079
SOUTH AFRICA (3.5%)
Food Products (0.6%)
AVI Ltd.	23,300	147,251

Real Estate Investment Trusts (1.2%)
Growthpoint Properties Ltd.	135,600	297,517

Specialty Retail (1.7%)
Mr Price Group Ltd.	22,100	441,277
		886,045
SOUTH KOREA (16.4%)
Automobiles (2.1%)
Hyundai Motor Co.	1,400	178,346
Kia Motors Corp.	9,100	341,352
		519,698
Biotechnology (0.9%)
Medy-Tox, Inc.	500	226,971

Commercial Banks (0.9%)
Woori Bank	26,400	215,515

Diversified Telecommunication Services (2.1%)
KT Corp. [1]	20,500	535,646

Electronic Equipment, Instruments & Components (1.9%)
LG Display Co. Ltd.	12,700	240,053
LG Innotek Co. Ltd.	3,400	238,193
		478,246
Hotels, Restaurants & Leisure (0.9%)
Hana Tour Service, Inc.	1,600	237,961

Household Durables (1.2%)
Hanssem Co. Ltd.	1,200	305,107

Insurance (0.8%)
Hyundai Marine & Fire Insurance Co. Ltd.	7,300	198,170

Personal Products (1.5%)
Amorepacific Corp.	1,040	366,640

Semiconductors & Semiconductor Equipment (3.1%)
Samsung Electronics Co. Ltd.	780	791,354

Tobacco (1.0%)
KT&G Corp.	2,800	263,214
		4,138,522
TAIWAN (13.8%)
Commercial Banks (0.6%)
King’s Town Bank Co. Ltd.	182,000	152,260

Computers & Peripherals (4.6%)
Asustek Computer, Inc.	20,900	188,881
Catcher Technology Co. Ltd.	33,100	364,903
Compal Electronics, Inc. [1]	444,000	299,295
Pegatron Corp.	112,300	315,643
		1,168,722
Electronic Equipment, Instruments & Components (3.0%)
Hon Hai Precision Industry Co. Ltd.	191,860	551,757
Largan Precision Co. Ltd.	2,100	213,355
		765,112

	Number of Shares	Value
COMMON STOCKS
TAIWAN
Internet Software & Services (0.7%)
PChome Online, Inc.	12,300	$170,906

Personal Products (0.6%)
Grape King Bio Ltd.	21,900	147,273

Semiconductors & Semiconductor Equipment (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	213,600	933,434

Textiles, Apparel & Luxury Goods (0.6%)
Makalot Industrial Co. Ltd. [1]	17,000	145,115
		3,482,822
THAILAND (5.4%)
Chemicals (1.4%)
PTT Global Chemical PCL	197,800	346,550

Commercial Banks (2.7%)
Bangkok Bank PCL, NVDR	72,900	343,151
Krung Thai Bank PCL, NVDR	667,000	331,245
		674,396
Food Products (0.6%)
Thai Union Frozen Products PCL	277,700	148,916

Oil, Gas & Consumable Fuels (0.7%)
PTT PCL	20,800	192,390
		1,362,252
TURKEY (3.9%)
Construction & Engineering (0.5%)
Tekfen Holding AS	83,000	126,525

Diversified Telecommunication Services (1.7%)
Turk Telekomunikasyon AS	172,000	428,334

Oil, Gas & Consumable Fuels (0.7%)
Tupras Turkiye Petrol Rafinerileri AS [1]	7,500	195,242

Real Estate Investment Trusts (1.0%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	262,500	246,476
		996,577
UNITED ARAB EMIRATES (0.7%)
Commercial Banks (0.7%)
Abu Dhabi Commercial Bank PJSC	79,000	177,625

UNITED KINGDOM (1.1%)
Insurance (1.1%)
Old Mutual PLC	82,000	270,990
TOTAL COMMON STOCKS (Cost $24,676,146)		22,667,229

PREFERRED STOCKS (2.1%)
BRAZIL (2.1%)
Commercial Banks (2.1%)
Banco Bradesco S.A.	16,080	128,593
Itau Unibanco Holding S.A.	44,550	392,837
TOTAL PREFERRED STOCKS (Cost $710,508)		521,430

EXCHANGE TRADED FUNDS (5.2%)
FRANCE (2.5%)
Lyxor ETF MSCI India [1]	38,450	645,294

LUXEMBOURG (2.7%)
db x-trackers CNX Nifty UCITS ETF [1]	4,925	677,670
TOTAL EXCHANGE TRADED FUNDS (Cost $1,040,617)		1,322,964

	Par (000)	Value
SHORT-TERM INVESTMENT (2.5%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 08/03/2015 (Cost $635,250)	$635	$635,250

TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $27,062,521)		25,146,873

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		157,792

NET ASSETS (100.0%)		$25,304,665

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depository Receipt

1              Non-income producing security.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”)  established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$5,017,887	$17,649,342	$—	$22,667,229
Preferred Stocks	521,430	—	—	521,430
Exchange Traded Funds	1,322,964	—	—	1,322,964
Short-term Investment	—	635,250	—	635,250
	$6,862,281	$18,284,592	$—	$25,146,873

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the quarter ended July 31, 2015, there were no transfers in and out of Level 2 and Level 3, but there were $821,171 transferred out from Level 2 to Level 1, as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Volaris US Strategies Fund

Schedule of Investments

July 31, 2015 (unaudited)

Number of Contracts		Value
OPTIONS PURCHASED (5.2%)
Call Purchased Options (2.9%)
4	S&P 500 Index, Strike @ $2,070, expires 08/21/15	$16,860
13	S&P 500 Index, Strike @ $2,070, expires 08/31/15	59,605
5	S&P 500 Index, Strike @ $2,090, expires 08/21/15	13,650
29	S&P 500 Index, Strike @ $2,090, expires 09/18/15	118,755
1	S&P 500 Index, Strike @ $2,090, expires 10/16/15	5,235
6	S&P 500 Index, Strike @ $2,095, expires 08/21/15	14,370
10	S&P 500 Index, Strike @ $2,100, expires 08/21/15	20,750
4	S&P 500 Index, Strike @ $2,100, expires 10/16/15	18,440
138	S&P 500 Index, Strike @ $2,105, expires 09/18/15	435,390
6	S&P 500 Index, Strike @ $2,110, expires 08/21/15	8,940
4	S&P 500 Index, Strike @ $2,110, expires 09/18/15	11,460
16	S&P 500 Index, Strike @ $2,115, expires 08/21/15	19,680
9	S&P 500 Index, Strike @ $2,120, expires 08/21/15	8,955
8	S&P 500 Index, Strike @ $2,125, expires 08/21/15	6,320
110	S&P 500 Index, Strike @ $2,175, expires 08/21/15	5,225
110	S&P 500 Index, Strike @ $2,195, expires 09/18/15	23,312
49	S&P 500 Index, Strike @ $2,215, expires 09/18/15	4,778
110	S&P 500 Index, Strike @ $2,220, expires 09/18/15	9,075
98	S&P 500 Index, Strike @ $2,220, expires 10/16/15	29,400
147	S&P 500 Index, Strike @ $2,225, expires 10/16/15	37,485
102	S&P 500 Index, Strike @ $2,230, expires 08/21/15	1,785
98	S&P 500 Index, Strike @ $2,260, expires 11/20/15	26,460
50	S&P 500 Index, Strike @ $2,300, expires 08/21/15	375
		896,305
Put Purchased Options (2.3%)
147	S&P 500 Index, Strike @ $1,650, expires 09/18/15	8,452
98	S&P 500 Index, Strike @ $1,650, expires 10/16/15	15,190
113	S&P 500 Index, Strike @ $1,740, expires 08/21/15	1,978
98	S&P 500 Index, Strike @ $1,760, expires 11/20/15	75,950
148	S&P 500 Index, Strike @ $1,770, expires 10/16/15	54,020
110	S&P 500 Index, Strike @ $1,795, expires 09/18/15	18,150
102	S&P 500 Index, Strike @ $1,850, expires 08/21/15	4,335
110	S&P 500 Index, Strike @ $1,865, expires 09/18/15	35,632
110	S&P 500 Index, Strike @ $1,930, expires 08/21/15	11,275
22	S&P 500 Index, Strike @ $2,040, expires 09/18/15	41,800
2	S&P 500 Index, Strike @ $2,050, expires 08/21/15	1,480
18	S&P 500 Index, Strike @ $2,050, expires 10/16/15	59,940
13	S&P 500 Index, Strike @ $2,050, expires 11/20/15	61,360
14	S&P 500 Index, Strike @ $2,055, expires 08/21/15	11,410
31	S&P 500 Index, Strike @ $2,065, expires 08/21/15	30,690
21	S&P 500 Index, Strike @ $2,075, expires 08/21/15	25,305
14	S&P 500 Index, Strike @ $2,075, expires 09/18/15	38,850
8	S&P 500 Index, Strike @ $2,080, expires 08/21/15	10,600
5	S&P 500 Index, Strike @ $2,080, expires 10/16/15	21,075
2	S&P 500 Index, Strike @ $2,085, expires 08/21/15	2,920
49	S&P 500 Index, Strike @ $2,095, expires 09/18/15	168,070
18	S&P 500 Index, Strike @ $2,105, expires 08/21/15	38,700
		737,182
TOTAL OPTIONS PURCHASED (Cost $2,891,275)		1,633,487

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (68.5%)
$8,457	United States Treasury Bills[1]	(AA+, Aaa)	08/06/15	0.015	8,456,983
7,289	United States Treasury Bills	(AA+, Aaa)	09/17/15	0.041	7,287,492
5,740	United States Treasury Bills[1]	(AA+, Aaa)	12/10/15	0.150	5,738,404

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $21,481,346)					21,482,879

SHORT-TERM INVESTMENT (27.1%)
8,508	State Street Bank and Trust Co. Euro Time Deposit (Cost $8,507,705)		08/03/15	0.010	8,507,705

Value

TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $32,880,326)	$31,624,071

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)	(265,652)

NET ASSETS (100.0%)	$31,358,419

†	Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.
[1]	At July 31, 2015, $14,195,387 in the value of these securities have been pledged, in whole or in part, as collateral for open written options.

Option Contracts

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
2	S&P 500 Index, Strike @ $2,050	08/21/15	$9,668	$(11,720)	$(2,052)
14	S&P 500 Index, Strike @ $2,055	08/21/15	72,285	(76,090)	(3,805)
31	S&P 500 Index, Strike @ $2,065	08/21/15	145,902	(143,065)	2,837
21	S&P 500 Index, Strike @ $2,075	08/21/15	100,075	(80,325)	19,750
8	S&P 500 Index, Strike @ $2,080	08/21/15	52,042	(27,560)	24,482
2	S&P 500 Index, Strike @ $2,085	08/21/15	10,838	(6,170)	4,668
18	S&P 500 Index, Strike @ $2,105	08/21/15	72,673	(31,860)	40,813
22	S&P 500 Index, Strike @ $2,040	09/18/15	134,812	(170,170)	(35,358)
14	S&P 500 Index, Strike @ $2,075	09/18/15	88,377	(71,470)	16,907
49	S&P 500 Index, Strike @ $2,095	09/18/15	204,889	(184,730)	20,159
18	S&P 500 Index, Strike @ $2,050	10/16/15	132,471	(144,000)	(11,529)
5	S&P 500 Index, Strike @ $2,080	10/16/15	27,796	(29,450)	(1,654)
13	S&P 500 Index, Strike @ $2,050	11/20/15	95,836	(117,260)	(21,424)
					$53,794

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
102	S&P 500 Index, Strike @ $2,005	08/21/15	$152,562	$(32,640)	$119,922
110	S&P 500 Index, Strike @ $2,035	08/21/15	108,180	(61,050)	47,130
4	S&P 500 Index, Strike @ $2,070	08/21/15	12,295	(4,360)	7,935
5	S&P 500 Index, Strike @ $2,090	08/21/15	12,176	(8,050)	4,126
6	S&P 500 Index, Strike @ $2,095	08/21/15	18,903	(10,650)	8,253
10	S&P 500 Index, Strike @ $2,100	08/21/15	35,089	(19,550)	15,539
6	S&P 500 Index, Strike @ $2,110	08/21/15	16,359	(14,220)	2,139
16	S&P 500 Index, Strike @ $2,115	08/21/15	49,199	(41,760)	7,439
9	S&P 500 Index, Strike @ $2,120	08/21/15	38,500	(25,875)	12,625
8	S&P 500 Index, Strike @ $2,125	08/21/15	22,901	(25,360)	(2,459)
13	S&P 500 Index, Strike @ $2,070	08/31/15	68,435	(20,215)	48,220
110	S&P 500 Index, Strike @ $1,980	09/18/15	195,262	(109,450)	85,812
49	S&P 500 Index, Strike @ $1,985	09/18/15	163,235	(51,450)	111,785
110	S&P 500 Index, Strike @ $2,005	09/18/15	147,708	(147,708)	—
29	S&P 500 Index, Strike @ $2,090	09/18/15	143,629	(94,395)	49,234
138	S&P 500 Index, Strike @ $2,105	09/18/15	626,672	(526,470)	100,202
4	S&P 500 Index, Strike @ $2,110	09/18/15	16,030	(16,080)	(50)
49	S&P 500 Index, Strike @ $1,960	10/16/15	192,411	(80,115)	112,296
1	S&P 500 Index, Strike @ $2,090	10/16/15	5,389	(4,555)	834
4	S&P 500 Index, Strike @ $2,100	10/16/15	22,369	(19,720)	2,649
49	S&P 500 Index, Strike @ $2,020	11/20/15	264,382	(192,570)	71,812
					$805,443
Net Unrealized Appreciation (Depreciation)					$859,237

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”)  established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Options Purchased	$1,633,487	$—	$—	$1,633,487
United States Agency Obligations	—	21,482,879	—	21,482,879
Short-term Investment	—	8,507,705	—	8,507,705
	$1,633,487	$29,990,584	$—	$31,624,071

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Written Options	$2,600,113	$—	$—	$2,600,113

*     Other financial instruments include written options, at value.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Global Sustainable Dividend Equity Fund

Schedule of Investments

July 31, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.8%)
FRANCE (11.5%)
Aerospace & Defense (1.6%)
Safran S.A.	4,700	$357,979

Insurance (3.2%)
AXA S.A.	26,600	704,726

Media (0.7%)
Eutelsat Communications S.A.	5,000	153,298

Personal Products (2.0%)
L’Oreal S.A.	2,400	451,286

Pharmaceuticals (4.0%)
Sanofi, ADR	16,600	896,234
		2,563,523
GERMANY (6.6%)
Chemicals (2.3%)
BASF SE, ADR	5,900	508,875

Industrial Conglomerates (0.8%)
Siemens AG, ADR	1,700	182,019

Insurance (3.5%)
Allianz SE, Reg S [1]	4,800	791,025
		1,481,919
IRELAND (4.6%)
IT Services (4.6%)
Accenture PLC, Class A	9,900	1,020,789

MEXICO (1.0%)
Food & Staples Retailing (1.0%)
Wal-Mart de Mexico S.A.B. de C.V.	89,100	217,230

SOUTH AFRICA (1.4%)
Wireless Telecommunication Services (1.4%)
MTN Group, Ltd.	19,400	323,837

SPAIN (2.2%)
Electric Utilities (2.2%)
Red Electrica Corp. S.A.	6,200	498,044

SWEDEN (2.3%)
Communications Equipment (2.3%)
Telefonaktiebolaget LM Ericsson, ADR	47,200	506,456

SWITZERLAND (9.1%)
Pharmaceuticals (9.1%)
Novartis AG, ADR	9,700	1,006,375
Roche Holding AG, ADR	28,200	1,018,302
		2,024,677
UNITED KINGDOM (15.1%)
Chemicals (0.8%)
Johnson Matthey PLC	4,100	186,216

Food Products (5.6%)
Unilever PLC, ADR	27,500	1,246,575

Hotels, Restaurants & Leisure (1.4%)
Compass Group PLC	20,600	329,268

Media (2.1%)
Sky PLC	26,100	463,645

Metals & Mining (1.0%)
Rio Tinto PLC, ADR	5,700	220,134

	Number of Shares	Value
COMMON STOCKS
UNITED KINGDOM
Textiles, Apparel & Luxury Goods (1.8%)
Burberry Group PLC	16,000	$401,247

Tobacco (2.4%)
British American Tobacco PLC, ADR	4,500	535,500
		3,382,585
UNITED STATES (42.0%)
Banks (1.3%)
JPMorgan Chase & Co.	4,400	301,532

Beverages (1.6%)
Dr. Pepper Snapple Group, Inc.	4,500	360,990

Chemicals (1.9%)
Airgas, Inc.	4,200	428,484

Communications Equipment (6.5%)
Cisco Systems, Inc.	15,200	431,984
Harris Corp.	2,700	223,938
QUALCOMM, Inc.	12,400	798,436
		1,454,358
Containers & Packaging (3.4%)
Avery Dennison Corp.	2,900	176,465
Bemis Co., Inc.	6,500	289,705
Sonoco Products Co.	7,100	293,088
		759,258
Food & Staples Retailing (1.8%)
Sysco Corp.	11,000	399,410

Food Products (1.7%)
The Hershey Co.	4,000	371,560

Industrial Conglomerates (4.9%)
General Electric Co.	41,700	1,088,370

Insurance (1.6%)
The Travelers Cos., Inc.	3,300	350,196

Leisure Equipment & Products (1.7%)
Hasbro, Inc.	4,900	385,826

Multiline Retail (3.0%)
Target Corp.	8,300	679,355

Pharmaceuticals (9.2%)
AbbVie, Inc.	6,300	441,063
Eli Lilly & Co.	6,300	532,413
Johnson & Johnson	10,700	1,072,247
		2,045,723
Software (1.3%)
Microsoft Corp.	6,200	289,540

Tobacco (2.1%)
Altria Group, Inc.	8,700	473,106
		9,387,708
TOTAL COMMON STOCKS (Cost $21,499,109)		21,406,768

Par (000)
SHORT-TERM INVESTMENT (5.1%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 08/03/2015 (Cost $1,139,496)	$1,139	1,139,496

Value
TOTAL INVESTMENTS AT VALUE (100.9%) (Cost $22,638,605)	$22,546,264

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.9%)	(191,229)

NET ASSETS (100.0%)	$22,355,035

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

1                   REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$16,746,197	$4,660,571	$—	$21,406,768
Short-term Investment	—	1,139,496	—	1,139,496
	$16,746,197	$5,800,067	$—	$22,546,264

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 21, 2015

/s/Rocco DelGuercio
Name:	Rocco DelGuercio
Title:	Chief Financial Officer and Treasurer
Date:	September 21, 2015